UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 11/30/2011

Item 1 – Report to Stockholders

November 30, 2011

Semi-Annual Report (Unaudited)

BlackRock California Municipal Bond Fund | of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Intermediate Municipal Fund | of BlackRock Municipal Series Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Dear Shareholder

Near the end of 2010, investor sentiment was relatively strong despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Risk assets, including equities, high yield bonds and commodities, were in favor while higher-quality fixed income sectors saw increasing yields (pushing bond prices down), especially on the long end of the historically steep yield curve. The tax-exempt municipal market faced additional headwinds as the Build America Bond program neared its expiration and municipal finance troubles abounded.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about the broader sovereign debt crisis in Europe. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, financial problems intensified in Italy and Spain, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism. Sentiment continued to be tossed about by the winds of change in November. Leadership and policy changes in Italy and Spain along with global central bank actions energized investors, but the fragile markets were easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the crisis.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits advanced in the 6- and 12-month periods ended November 30, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months. On a 12-month basis, however, US stocks and high yield bonds remained in positive territory while international and emerging-market stocks notched downward. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of November 30, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(6.25)%	7.83%
US small cap equities (Russell 2000® Index)	(12.43)	2.75
International equities (MSCI Europe, Australasia, Far East Index)	(16.56)	(4.12)
Emerging market equities (MSCI Emerging Markets Index)	(19.40)	(11.54)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.03	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.64	10.31
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.54	5.52
Tax-exempt municipal bonds (S&P/Investortools Main Municipal Bond Index)	4.35	6.49
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(3.56)	4.09

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2011	BlackRock California Municipal Bond Fund

Investment Objective

BlackRock California Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2011, the Fund outperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools California Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools California Municipal Bond Index.

What factors influenced performance?

•

The Fund’s fully invested posture and above-industry-average coupon structure (with an average coupon rate at 5.80%) contributed positively to performance. The Fund also benefited from its longer duration stance (greater sensitivity to interest rate movements) relative to the S&P/Investortools California Municipal Bond Index, as interest rates declined during the period. The broad flight to quality in the US Treasury market and favorable supply-and-demand technical factors in the municipal market have been constructive for lower rates. Also having a positive impact on the Fund’s performance was the avoidance of local, generally smaller issuers, which suffered from heightened credit concerns and less liquidity. These issuers remain less attractive given the general expectation that state budgetary shortfalls will result in more costs pushed down to local authorities.

•

Detracting from relative performance was the Fund’s yield curve positioning as compared to the composition of the S&P/Investortools California Municipal Bond Index. The Fund’s holdings were concentrated in longer-dated issues (25 years or more), which underperformed the higher-quality securities in the intermediate portion of the yield curve, where the benchmark index had greater exposure.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s trading activity was focused on generating income and improving the overall credit quality of the portfolio. The Fund’s purchases were concentrated among bonds with higher coupon rates and higher quality ratings. Fund management sought to raise the Fund’s credit quality profile in order to improve liquidity, which is of greater importance during more volatile periods. Additionally, uncertainty relating to regulatory actions and tax reform warrant maintaining a generally higher quality bias.

Describe portfolio positioning at period end.

•

As of period end, the Fund’s duration stance remained long relative to the S&P/Investortools California Municipal Bond Index. The Fund was positioned with maximum exposure (as permitted under the Fund’s prospectus) to tender option bonds in order to increase income. Exposure to lower-quality California bonds remained minimal due to their lower relative value since credit spreads tightened.

•

Fund management maintains a positive view on municipal securities given the favorable supply-and-demand technical environment and diminished headline risk as earlier warnings of widespread municipal defaults have not materialized.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocations	Percent of Long-Term Investments
Utilities	33%
County/City/Special District/School District	30
Transportation	12
Health	12
State	9
Education	2
Corporate	2

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	10%
AA/Aa	66
A	23
BBB/Baa	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools California Municipal Bond Index includes all California bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.90%	6.02%	7.48%	N/A	4.54%	N/A	4.68%	N/A
Investor A	3.50	5.89	7.22	2.66%	4.27	3.37%	4.41	3.96%
Investor A1	3.66	5.98	7.40	3.10	4.46	3.61	4.58	4.16
Investor B	3.35	5.74	6.93	2.93	4.02	3.67	4.16	4.16
Investor C	2.92	5.50	6.44	5.44	3.52	3.52	3.65	3.65
Investor C1	3.31	5.71	6.87	5.87	3.94	3.94	4.06	4.06
S&P/Investortools Main Municipal Bond Index	—	4.35	6.49	N/A	4.39	N/A	5.08	N/A
S&P/Investortools California Municipal Bond Index	—	5.01	7.48	N/A	4.23	N/A	4.98	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	5

Fund Summary as of November 30, 2011	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30,2011,the Fund outperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools New Jersey Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools New Jersey Municipal Bond Index.

What factors influenced performance?

•

The municipal market rallied over the six-month period,with 10- and 30-year issues exhibiting the strongest performance. Relative to the S&P/Investortools New Jersey Municipal Bond Index, the Fund benefited from its slightly longer duration bias (higher sensitivity to interest rate movements), good call protection and longer yield curve positioning (longer-dated maturities).As the market rallied, the Fund’s holdings of lower-quality bonds outperformed as investors aggressively sought yield.Also contributing to relative performance was the Fund’s greater exposure to health, education and transportation, which were among the top-performing sectors during the period.

•

Detracting from performance was the Fund’s lower exposure to tobacco,which was the best-performing sector for the period.Also negatively affecting performance was the Fund’s higher exposure to tax-backed credits and higher-quality bonds, which lagged the market rally as yield spreads compressed.

Describe recent portfolio activity.

•

During the six-month period,the Fund’s trading activity continued to be focused on maintaining a fully invested posture and purchasing new issues as opportunities were presented in the market. Although cash flows into the Fund were limited, management was comfortable with maintaining a low cash balance as retail demand for New Jersey tax-exempt bonds was strong, enabling the Fund to raise cash in a timely manner for any new-issue opportunities. The Fund continued reducing exposure to several Puerto Rico credits during the period. Other sales were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias relative to the S&P/Investortools New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Sector Allocations	Long-Term Investments
State	25%
Health	18
Education	14
Transportation	14
Utilities	11
Housing	7
County/City/Special District/School District	6
Corporate	5

Percent of
Credit Quality Allocations[1]	Long-Term Investments
AAA/Aaa	7%
AA/Aa	32
A	28
BBB/Baa	17
BB/Ba	3
B	2
Not Rated[2]	11

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2011, the market value of these securities was $12,179,270, representing 5% of the Fund’s long-term investments.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools New Jersey Municipal Bond Index includes all New Jersey bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.97%	5.39%	6.52%	N/A	3.83%	N/A	4.89%	N/A
Service	3.72	5.36	6.25	N/A	3.63	N/A	4.66	N/A
Investor A	3.55	5.26	6.25	1.73%	3.63	2.73%	4.66	4.21%
Investor A1	3.70	5.44	6.51	2.25	3.79	2.94	4.84	4.41
Investor B	2.95	4.96	5.44	0.94	2.85	2.51	3.88	3.88
Investor B1	3.46	5.12	5.98	1.98	3.35	3.01	4.40	4.40
Investor C	2.95	4.96	5.44	4.44	2.85	2.85	3.88	3.88
Investor C1	3.36	5.17	5.87	4.87	3.27	3.27	4.30	4.30
S&P/Investortools Main Municipal Bond Index	—	4.35	6.49	N/A	4.39	N/A	5.08	N/A
S&P/Investortools New Jersey Municipal Bond Index	—	4.95	6.37	N/A	4.33	N/A	5.22	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	7

Fund Summary as of November 30, 2011	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30,2011,the Fund outperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and its secondary benchmark, the S&P/Investortools Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

The Fund’s greater exposure to the long end of the municipal yield curve relative to the S&P/Investortools Pennsylvania Municipal Bond Index drove the Fund’s outperformance of the benchmark index. Given the steepness of the curve, longer-term bonds experienced greater price appreciation as yields moved lower on the long end of the curve. The Fund’s competitive distribution yield was also a positive contributor to the Fund’s total return for the period.

•

As the municipal market saw positive returns across all credit qualities, coupon rates, sectors and maturities during the period, none of the Fund’s holdings detracted from performance on an absolute basis. Areas that lagged the broader rally included very-high-quality securities, pre-refunded bonds and low-coupon bonds, to which the Fund had only marginal exposure.

Describe recent portfolio activity.

•

During the six-month period,trading activity was focused on maintaining the Fund’s high level of income accrual. The Fund’s cash reserves were committed to purchasing bonds with higher coupons while seeking investments with valuations that remain attractive relative to their level of credit risk.

Describe portfolio positioning at period end.

•

At period end,the Fund was fully invested with portfolio holdings weighted toward longer-dated maturities as the slope of the yield curve remained steep. A higher coupon structure was targeted in order to maintain the Fund’s high level of income accrual. A fully invested posture as well as longer curve positioning exposes the Fund to greater interest rate sensitivity (duration) as compared to its benchmark index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Sector Allocations	Long-Term Investments
Health	23%
Education	18
State	18
Transportation	14
County/City/Special District/School District	10
Housing	7
Utilities	5
Corporate	5

Percent of
Credit Quality Allocations[1]	Long-Term Investments
AA/Aa	63%
A	26
BBB/Baa	6
BB/Ba	1
B	2
Not Rated[2]	2

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2011, the market value of these securities was $3,098,880, representing 1% of the Fund’s long-term investments.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the Main Index.

Performance Summary for the Period Ended November 30, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.04%	5.48%	7.66%	N/A	3.98%	N/A	4.73%	N/A
Service	3.85	5.35	7.38	N/A	3.75	N/A	4.49	N/A
Investor A	3.68	5.35	7.38	2.82%	3.73	2.84%	4.48	4.03%
Investor A1	3.84	5.43	7.55	3.25	3.89	3.05	4.64	4.22
Investor B	3.06	4.94	6.54	2.04	3.02	2.68	3.74	3.74
Investor B1	3.59	5.21	7.11	3.11	3.50	3.16	4.23	4.23
Investor C	3.05	4.93	6.54	5.54	2.95	2.95	3.70	3.70
Investor C1	3.48	5.16	6.99	5.99	3.38	3.38	4.11	4.11
S&P/Investortools Main Municipal Bond Index	—	4.35	6.49	N/A	4.39	N/A	5.08	N/A
S&P/Investortools Pennsylvania Municipal Bond Index	—	4.26	6.48	N/A	4.59	N/A	5.15	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	9

Fund Summary as of November 30, 2011	BlackRock Intermediate Municipal Fund

Investment Objective

BlackRock Intermediate Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30,2011,all of the Fund’s share classes outperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index, with the exception of the Fund’s Investor C Shares, which underperformed. All of the Fund’s share classes outperformed the secondary benchmark, the S&P/Investortools Intermediate Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Intermediate Municipal Bond Index.

What factors influenced performance?

•

The municipal market rallied over the six-month period,with 10- and 30-year issues exhibiting the strongest performance. Relative to the S&P/Investor-tools Intermediate Municipal Bond Index, the Fund benefited from its slightly longer duration bias (higher sensitivity to interest rate movements), good call protection and longer yield curve positioning (longer-dated maturities) within its intermediate-maturity mandate. As the market rallied, the Fund’s holdings of lower-quality bonds outperformed as investors aggressively sought yield. Also contributing to relative performance was the Fund’s greater exposure to health and transportation, which were among the top-performing sectors during the period.

•

Detracting from performance was the Fund’s lower exposure to tobacco, which was the best-performing sector for the period. Also negatively affecting performance was the Fund’s higher exposure to New York credits.

Describe recent portfolio activity.

•

During the six-month period, trading activity continued to be focused on buying new-issue, specialty state bonds with average credit quality and low dollar prices. This combination of attributes offers a good mix of yield, liquidity and potential capital appreciation for the Fund. In addition to credit quality and structure, regional diversification is a priority when Fund management considers purchases in order to maintain good overall portfolio diversification as well as to capture pockets of retail demand that arise during periods of limited state-specific new-issue supply. When these preferred new-issue structures were not available, management preferred higher-quality bonds with defensive structures in order to mitigate portfolio volatility. Sales during the period were concentrated in bonds with declining credit metrics as well as bonds that had experienced capital appreciation, in order to capture relative outperformance.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias relative to the S&P/Investortools Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Percent of
Sector Allocations	Long-Term Investments
Health	22%
County/City/Special District/School District	19
Transportation	18
Education	10
Corporate	10
State	7
Utilities	6
Tobacco	5
Housing	3

Percent of
Credit Quality Allocations[1]	Long-Term Investments
AAA/Aaa	6%
AA/Aa	38
A	28
BBB/Baa	18
BB/Ba	3
B	1
Not Rated[2]	6

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2011, the market value of these securities was $12,491,603, representing 3% of the Fund’s long-term investments.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Intermediate Municipal Bond Index includes all bonds in the Main Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended November 30, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.13%	4.85%	7.04%	N/A	4.86%	N/A	4.68%	N/A
Investor A	2.76	4.83	6.88	2.34%	4.63	3.72%	4.44	3.98%
Investor A1	2.98	4.89	7.03	5.96	4.77	4.56	4.58	4.47
Investor B	2.74	4.66	6.65	5.65	4.51	4.51	4.35	4.35
Investor C	2.13	4.33	6.07	5.07	3.84	3.84	3.65	3.65
S&P/Investortools Main Municipal Bond Index	—	4.35	6.49	N/A	4.39	N/A	5.08	N/A
S&P/Investortools Intermediate Municipal Bond Index	—	3.71	6.55	N/A	5.48	N/A	5.31	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge.These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee). BlackRock Intermediate Municipal Fund incurs a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges (“CDSC”):

Maximum CDSC
BlackRock California Municipal Bond Fund	4%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1%, declining to 0% after 3 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•

Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum CDSC of 4% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses.The expense examples below (which are based on a hypothetical investment of $1,000 invested on June 1, 2011 and held through November 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,060.20	$4.12	$1,000.00	$1,021.00	$4.04	0.80%
Investor A	$1,000.00	$1,058.90	$5.40	$1,000.00	$1,019.75	$5.30	1.05%
Investor A1	$1,000.00	$1,059.80	$4.53	$1,000.00	$1,020.60	$4.45	0.88%
Investor B	$1,000.00	$1,057.40	$6.84	$1,000.00	$1,018.35	$6.71	1.33%
Investor C	$1,000.00	$1,055.00	$9.14	$1,000.00	$1,016.10	$8.97	1.78%
Investor C1	$1,000.00	$1,057.10	$7.10	$1,000.00	$1,018.10	$6.96	1.38%

BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,060.20	$3.61	$1,000.00	$1,021.50	$3.54	0.70%
Investor A	$1,000.00	$1,058.90	$4.89	$1,000.00	$1,020.25	$4.80	0.95%
Investor A1	$1,000.00	$1,059.80	$4.02	$1,000.00	$1,021.10	$3.94	0.78%
Investor B	$1,000.00	$1,057.40	$6.33	$1,000.00	$1,018.85	$6.21	1.23%
Investor C	$1,000.00	$1,055.00	$8.63	$1,000.00	$1,016.60	$8.47	1.68%
Investor C1	$1,000.00	$1,057.10	$6.58	$1,000.00	$1,018.60	$6.46	1.28%

BlackRock New Jersey Municipal Bond Fund
Institutional	$1,000.00	$1,053.90	$3.18	$1,000.00	$1,021.90	$3.13	0.62%
Service	$1,000.00	$1,053.60	$4.47	$1,000.00	$1,020.65	$4.39	0.87%
Investor A	$1,000.00	$1,052.60	$4.46	$1,000.00	$1,020.65	$4.39	0.87%
Investor A1	$1,000.00	$1,054.40	$3.70	$1,000.00	$1,021.40	$3.64	0.72%
Investor B	$1,000.00	$1,049.60	$8.45	$1,000.00	$1,016.75	$8.32	1.64%
Investor B1	$1,000.00	$1,051.20	$5.79	$1,000.00	$1,019.35	$5.70	1.13%
Investor C	$1,000.00	$1,049.60	$8.40	$1,000.00	$1,016.80	$8.27	1.64%
Investor C1	$1,000.00	$1,051.70	$6.31	$1,000.00	$1,018.85	$6.21	1.23%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	13

Disclosure of Expenses (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,054.80	$3.80	$1,000.00	$1,021.30	$3.74	0.74%
Service	$1,000.00	$1,053.50	$5.08	$1,000.00	$1,020.05	$5.00	0.99%
Investor A	$1,000.00	$1,053.50	$5.08	$1,000.00	$1,020.05	$5.00	0.99%
Investor A1	$1,000.00	$1,054.30	$4.26	$1,000.00	$1,020.85	$4.19	0.83%
Investor B	$1,000.00	$1,049.40	$9.12	$1,000.00	$1,016.10	$8.97	1.78%
Investor B1	$1,000.00	$1,052.10	$6.41	$1,000.00	$1,018.75	$6.31	1.25%
Investor C	$1,000.00	$1,049.30	$9.12	$1,000.00	$1,016.10	$8.97	1.78%
Investor C1	$1,000.00	$1,051.60	$6.98	$1,000.00	$1,018.20	$6.86	1.36%

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,054.80	$3.24	$1,000.00	$1,021.85	$3.18	0.64%
Service	$1,000.00	$1,053.50	$4.57	$1,000.00	$1,020.55	$4.50	0.89%
Investor A	$1,000.00	$1,053.50	$4.57	$1,000.00	$1,020.55	$4.50	0.89%
Investor A1	$1,000.00	$1,054.30	$3.75	$1,000.00	$1,021.35	$3.69	0.73%
Investor B	$1,000.00	$1,049.40	$8.61	$1,000.00	$1,016.60	$8.47	1.68%
Investor B1	$1,000.00	$1,052.10	$5.90	$1,000.00	$1,019.25	$5.81	1.15%
Investor C	$1,000.00	$1,049.30	$8.61	$1,000.00	$1,016.60	$8.47	1.68%
Investor C1	$1,000.00	$1,051.60	$6.46	$1,000.00	$1,018.70	$6.36	1.26%

BlackRock Intermediate Municipal Fund
Institutional	$1,000.00	$1,048.50	$3.28	$1,000.00	$1,021.80	$3.23	0.64%
Investor A	$1,000.00	$1,048.30	$4.51	$1,000.00	$1,020.60	$4.45	0.88%
Investor A1	$1,000.00	$1,048.90	$3.84	$1,000.00	$1,021.25	$3.79	0.75%
Investor B	$1,000.00	$1,046.60	$5.17	$1,000.00	$1,019.95	$5.10	1.01%
Investor C	$1,000.00	$1,043.30	$8.38	$1,000.00	$1,016.80	$8.27	1.64%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument.The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured.The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell.The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	15

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 77.9%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,545	$2,799,729
County/City/Special District/School District — 20.7%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,285	6,945,805
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,844,134
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,610	1,751,777
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,005,200
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,843,811
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,550,986
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,094,900
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,526,646
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	6,030	6,832,171
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	2,918,491
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,510,720
7.00%, 3/01/34	5,000	5,502,650
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	2,895,323
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,410,400
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,315	5,663,983
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,075,830
6.50%, 8/01/39	2,000	2,113,340
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/42	2,010	2,151,685
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,460,700
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,350,912

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
West Contra Costa County Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/41	$4,395	$4,498,414
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,701,347
		85,649,225
Education — 1.5%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,709,275
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	750	833,348
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,777,975
		6,320,598
Health — 12.8%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	3,010	3,229,158
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System West, 5.75%, 9/01/39	4,700	4,896,272
Catholic Healthcare West, 5.25%, 3/01/41	1,500	1,480,005
Sutter Health, 6.25%, 8/15/35	2,080	2,087,675
Sutter Health, 5.25%, 11/15/46	5,695	5,637,253
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,920	2,091,686
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,357,800
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,725,024
Sutter Health, Series B, 6.00%, 8/15/42	9,650	10,422,772
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,576,376
California Statewide Communities Development Authority, Refunding RB:
Senior Living, Southern California, 6.25%, 11/15/19	500	538,665
Senior Living, Southern California, 6.63%, 11/15/24	650	701,201
Senior Living, Southern California, 7.00%, 11/15/29	500	539,450
Trinity Health Credit Group, 5.00%, 12/01/41	4,000	3,987,640
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,100	1,230,416
6.13%, 7/15/40	3,045	3,416,520
		52,917,913

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Group, Inc.
RB	Revenue Bonds
S/F	Single Family

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State — 5.3%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	$10,000	$10,904,500
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,599,818
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,874,351
State of California, GO, Various Purpose:
6.00%, 3/01/33	3,960	4,437,853
6.00%, 4/01/38	2,000	2,210,520
		22,027,042
Transportation — 11.9%
City of San Jose California, RB, Series A-1, AMT:
5.75%, 3/01/34	4,000	4,127,000
6.25%, 3/01/34	2,450	2,638,674
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,246,330
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,687,664
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,575	8,512,831
Subordinated and Passenger Facility Lease, SFO Fuel, Series A, (AGC), 5.75%, 7/01/39	3,000	3,171,300
Los Angeles Department of Airports, RB, Series A, 5.00%, 5/15/34	8,500	8,914,715
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A:
5.00%, 5/15/40	3,000	3,141,030
AMT, 5.38%, 5/15/38	285	295,764
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (a)(b)	2,870	3,485,931
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,606,803
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,763
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,905	3,299,877
		49,380,682
Utilities — 25.0%
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,384,750
Series A (NPFGC), 5.00%, 6/01/32	4,000	4,128,200
Sub-Series A, 5.00%, 6/01/32	7,670	8,167,016
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	6,359,006
Cucamonga Valley Water District, Water Revenue, Refunding RB, Series A, 5.25%, 9/01/31	10,000	10,849,200
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,270	5,594,632
System, Series A, 5.25%, 7/01/39	8,000	8,647,600
Metropolitan Water District of Southern California, GO, Refunding, Waterworks, Series A, 5.00%, 3/01/37	3,065	3,298,676
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,950	3,151,514
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (FGIC), 5.00%, 12/01/36	7,750	8,014,817
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,382,800
Senior Series A, 5.25%, 5/15/34	6,500	6,898,840
Series B, 5.75%, 8/01/35	5,000	5,558,750

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy Sub Series B, 5.00%, 11/01/41	$8,470	$8,833,109
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,280,944
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,185,230
		103,735,084
Total Municipal Bonds in California		322,830,273

Puerto Rico — 1.7%
State — 1.7%
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.50%, 8/01/44	5,000	5,649,100
Series A (NPFGC), 6.40%, 8/01/44 (c)	10,000	1,263,700
Total Municipal Bonds in Puerto Rico		6,912,800
Total Municipal Bonds — 79.6%		329,743,073

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 30.3%
Corporate — 1.3%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,544,778
County/City/Special District/School District — 12.9%
Grossmont Union High School District, GO, San Diego County, Election of 2004, 5.00%, 8/01/33	5,610	5,802,367
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	13,330,086
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,187,950
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,575,351
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	19,573,230
		53,468,984
Education — 1.0%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC), 5.00%, 6/01/31	4,000	4,078,440
State — 2.5%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,388,700
Transportation — 1.8%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	7,310	7,653,643

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	17

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (concluded)
Utilities — 10.8%
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	$7,880	$8,090,554
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,170,850
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,966,727
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	12,763,770
San Francisco City & County Public Water Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,631,540
		44,623,441
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3%		125,757,986
Total Long-Term Investments (Cost — $436,144,337) — 109.9%		455,501,059

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	14,859,414	14,859,414
Total Short-Term Securities (Cost — $14,859,414) — 3.6%		14,859,414
Total Investments (Cost — $451,003,751*) — 113.5%		470,360,473
Other Assets Less Liabilities — 1.3%		5,499,477
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.8)%		(61,486,982)
Net Assets — 100.0%		$414,372,968

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$390,096,314
Gross unrealized appreciation	$19,787,080
Gross unrealized depreciation	(990,451)
Net unrealized appreciation	$18,796,629

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BIF California Municipal Money Fund	6,534,558	8,324,856	14,859,414	$26

(f)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$455,501,059	—	$455,501,059
Short-Term Securities	$14,859,414	—	—	14,859,414
Total	$14,859,414	$455,501,059	—	$470,360,473

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 90.8%
Corporate — 3.8%
New Jersey EDA, RB, AMT:
American Airlines, Inc. Project, 7.10%, 11/01/31 (a)(b)	$1,075	$204,250
Continental Airlines, Inc. Project, 6.25%, 9/15/19	3,000	2,933,610
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	494,610
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (c)	2,000	2,146,380
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,515,718
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,188
		8,549,756
County/City/Special District/School District — 5.9%
City of Perth Amboy New Jersey, GO, CAB (AGM) (d):
5.00%, 7/01/35	1,250	1,247,288
5.00%, 7/01/36	300	299,052
County of Middlesex New Jersey, COP Refunding (NPFGC), 5.00%, 8/01/22	200	200,514
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	786,134
6.00%, 11/01/30	1,090	1,179,020
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,747,110
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,788,000
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	730	429,663
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	679,206
6.75%, 12/01/38	1,425	1,653,014
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,731,601
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,511,415
		13,252,017
Education — 14.5%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,575,120
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,593,390
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,443,330
Georgian Court College Project, Series C, 6.50%, 7/01/13 (e)	750	821,003
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,068,810
Rider University, Series C (Radian), 5.00%, 7/01/37	900	875,889
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (e)	715	795,552
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,890,325
Georgian Court University, Series D, 5.00%, 7/01/33	500	484,575
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	275,798
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,335,887
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	194,427

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Rowan University, Series B (AGM), 3.00%, 7/01/28	$285	$247,220
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,361,164
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,917,650
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,317,888
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/28	1,000	1,033,800
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	103,533
5.00%, 12/01/26	650	670,755
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	253,828
(NPFGC), 5.00%, 6/15/29	1,000	1,006,850
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	252,815
5.50%, 12/01/27	2,030	2,046,666
5.00%, 12/01/31	1,000	1,000,380
		32,566,655
Health — 18.7%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,560,419
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	865,710
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,173,552
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	893,777
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	503,175
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,481,445
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,777,080
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	492,702
New Jersey Health Care Facilities Financing Authority, RB:
6.00%, 7/01/37	2,985	3,257,501
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	442,014
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	763,252
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,077,098
Kennedy Health System, 5.50%, 7/01/21	1,995	1,996,536
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,915	1,933,097
Pascack Valley Hospital Association, 6.00%, 7/01/13 (a)(b)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	242,203
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,772,366
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	523,407
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,264,635
CAB, St. Barnabas Health, Series B, 5.67%, 7/01/36 (f)	7,360	1,436,893

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	19

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
CAB, St. Barnabas Health, Series B, 5.73%, 7/01/37 (f)	$7,000	$1,275,890
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (e)	600	645,720
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	157,188
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,686,364
Holy Name Medical Center, 5.00%, 7/01/25	500	486,285
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,538,040
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,078,400
St. Barnabas Health, Series A, 5.63%, 7/01/32	1,540	1,547,269
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,047,163
		41,919,189
Housing — 7.1%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,940	2,951,878
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,155,797
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,513,825
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	643,296
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,047,820
Series AA, 6.50%, 10/01/38	1,385	1,500,357
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,834,363
Series B (AGM), 6.15%, 11/01/20	195	195,357
		15,842,693
State — 23.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (f)	10,000	5,756,900
CAB, Series B, 5.24%, 11/01/27 (f)	4,135	1,982,981
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,893,757
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,573,709
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (f)	1,675	1,083,122
Cigarette Tax, 5.63%, 6/15/19	205	205,066
Cigarette Tax, 5.75%, 6/15/29	3,790	3,773,324
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,057,520
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,126,191
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	436,641
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	321,765
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,733,592
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	511,750
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,599,885
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,097,860

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (f)	$2,000	$1,386,260
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,060,520
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,594,625
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	919,238
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.05%, 12/15/35 (f)	1,380	318,545
Series A, 6.23%, 12/15/32 (f)	10,000	2,841,600
Series A, 6.00%, 6/15/35	3,185	3,639,913
Series B, 5.25%, 6/15/36 (h)	5,000	5,170,500
Series B (NPFGC), 5.50%, 12/15/21	1,800	2,123,460
Series A, CAB, 6.63%, 12/15/38 (f)	10,000	1,928,400
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,040,360
5.25%, 6/15/30	1,110	1,150,504
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,205,990
		51,533,978
Transportation — 13.4%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,509,780
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,922,550
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,016,430
5.25%, 1/01/46	4,900	5,126,723
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35 (d)	1,510	1,312,341
Series C (AGM), 5.00%, 1/01/30	2,500	2,599,900
Series I, 5.00%, 1/01/35	2,500	2,606,225
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16	545	644,517
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,213,340
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,147,890
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,045,090
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,750,157
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	1,978,680
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	5,051,700
		29,925,323
Utilities — 4.4%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,022,100
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (f)	5,000	3,217,900
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,371,107
Union County Utilities Authority, Refunding RB, Series A, 4.75%, 12/01/31 (h)	4,250	4,137,588
		9,748,695
Total Municipal Bonds in New Jersey		203,338,306

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.9%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$970	$999,730
Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	985,510
Total Municipal Bonds in Guam		1,985,240

Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	139,225
Total Municipal Bonds in Northern Mariana Islands		139,225

Puerto Rico — 7.0%
County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (f)	7,750	1,199,003
Corporate — 0.1%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25 (a)(b)	1,345	269,000
State — 2.4%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,258,020
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,176,880
		5,434,900
Transportation — 0.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	1,250	1,359,975
Series M, 5.00%, 7/01/32	500	484,360
		1,844,335
Utilities — 3.2%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,036,190
Puerto Rico Electric Power Authority, RB:
Series TT, 5.00%, 7/01/37	1,250	1,219,975
Series XX, 5.25%, 7/01/40	3,520	3,527,075
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,284,660
		7,067,900
Total Municipal Bonds in Puerto Rico		15,815,138

US Virgin Islands — 0.9%
Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,335,194
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	673,350
Total Municipal Bonds in the US Virgin Islands		2,008,544
Total Municipal Bonds — 99.7%		223,286,453

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New Jersey — 2.9%
Utilities — 2.9%
Union County Utilities Authority, RB, Residual Certificates, Series A, 5.25%, 12/01/31 (c)(i)	$6,300	$6,472,683
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.9%		6,472,683
Total Long-Term Investments (Cost — $225,140,977) — 102.6%		229,759,136

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (k)(l)	6,878,262	6,878,262
Total Short-Term Securities (Cost — $6,878,262) — 3.1%		6,878,262
Total Investments (Cost — $232,019,239*) — 105.7%		236,637,398
Liabilities in Excess of Other Assets — (4.3)%		(9,570,847)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.4)%		(3,150,000)
Net Assets — 100.0%		$223,916,551

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$228,089,861
Gross unrealized appreciation	$10,183,716
Gross unrealized depreciation	(4,786,179)
Net unrealized appreciation	$5,397,537

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley, Inc.	$5,170,500	$57,700
Southwest Securities	$4,137,588	$5,228

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	21

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(j)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BIF New Jersey Municipal Money Fund	1,968,476	4,909,786	6,878,262	$57

(l)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$229,759,136	—	$229,759,136
Short-Term Investments	$6,878,262	—	—	6,878,262
Total	$6,878,262	$229,759,136	—	$236,637,398

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 71.9%
Corporate — 5.1%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,018,450
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,646,469
Montgomery County IDA Pennsylvania, RB, Philadelphia Presbytery Homes, 6.63%, 12/01/30	650	676,754
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania, Inc. Project, 5.00%, 10/01/39	3,000	3,130,170
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,484,262
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	301,860
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,571,324
		23,829,289
County/City/Special District/School District — 10.4%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,047,728
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,211,994
County of York Pennsylvania, GO, 5.00%, 3/01/36	2,500	2,613,375
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	7,500	7,756,725
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	7,772,625
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,165,168
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	416,764
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,306,920
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	1,235	1,258,267
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,712,651
		49,262,217
Education — 12.4%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	633,679
5.00%, 8/15/25	765	827,172
5.00%, 8/15/26	760	815,381
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,041,080
Delaware County Authority, RB:
Haverford College, 5.00%, 11/15/35	6,070	6,390,496
Villanova University, 5.25%, 12/01/31	600	647,094
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,718,078
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,550,767
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,382,580

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	$7,140	$7,452,375
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	10,047,580
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,210,400
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,394,013
5.00%, 8/15/29	2,000	2,125,820
		58,236,515
Health — 13.1%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,067,735
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,985,487
5.38%, 11/15/40	5,870	4,920,175
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,245	1,317,484
Residential Resource, Inc. Project, 5.13%, 9/01/31	865	767,039
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	722,853
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,510,972
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,098,880
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,198,700
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,751,488
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	916,230
Montgomery County Higher Education & Health Authority, Refunding RB, Series A, Abington Memorial Hospital, 5.13%, 6/01/33	4,160	4,141,197
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	4,870	3,936,177
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	501,053
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,004,000
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,923,024
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	3,000	3,695,520
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	323,251
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	3,992,703
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,110,600
		61,884,568

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing — 4.5%
Pennsylvania HFA, RB, Series 94-A, AMT, 5.10%, 10/01/31	$3,000	$3,018,480
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,155	2,136,036
4.85%, 10/01/37	8,100	8,064,036
Series 99A, 5.25%, 10/01/32	4,800	4,860,912
Series 99A, 5.15%, 4/01/38	2,200	2,251,128
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	488,830
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	488,830
		21,308,252
State — 9.4%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,592,265
Commonwealth of Pennsylvania, GO:
5.00%, 11/15/30	12,465	13,815,334
First Series, 5.00%, 10/01/26	2,800	3,107,552
First Series, 5.00%, 3/15/29	3,900	4,339,725
Second Series A, 5.00%, 8/01/24	6,000	6,682,320
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,130,093
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,497,880
		44,165,169
Transportation — 13.3%
City of Philadelphia Pennsylvania, RB, Series A:
5.00%, 6/15/40	14,000	13,852,720
AMT (AGM), 5.00%, 6/15/32	9,500	9,379,730
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,690,200
Pennsylvania Economic Development Financing Authority, RB, Amtrak Project, Series A, AMT, 6.38%, 11/01/41	350	352,492
Pennsylvania Turnpike Commission, RB:
5.25%, 12/01/41	3,425	3,489,047
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,710,928
Sub-Series A, 5.13%,12/01/26	1,285	1,383,328
Sub-Series A, 6.00%, 12/01/41	1,200	1,271,568
Sub-Series B, 5.25%, 6/01/24	4,565	4,984,569
Sub-Series B, 5.25%, 6/01/39	4,900	4,975,852
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/27	5,420	5,796,311
5.00%, 6/01/28	3,140	3,330,096
5.00%, 6/01/29	4,155	4,369,980
		62,586,821
Utilities — 3.7%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,042,690
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,435	1,787,608
Ninth Series, 5.25%, 8/01/40	3,300	3,227,961
Series A, 5.25%, 1/01/36	1,450	1,505,492
Series C (AGM), 5.00%, 8/01/40	2,650	2,749,878

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	$825	$833,613
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,875,366
Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,627,575
		17,650,183
Total Municipal Bonds in Pennsylvania		338,923,014

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,790,025
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,428,420
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,013,100
Total Municipal Bonds in Guam		4,231,545

Puerto Rico — 8.0%
State — 5.9%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,169,890
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
5.25%, 7/01/17	2,375	2,581,649
5.50%, 7/01/27	1,650	1,676,846
5.38%, 7/01/33	2,940	2,942,293
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,611,300
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.68%, 8/01/41 (b)	5,000	773,550
		27,755,528
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,035	965,748
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	660,978
Utilities — 1.8%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,730,284
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,523,425
		8,253,709
Total Municipal Bonds in Puerto Rico		37,635,963

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
US Virgin Islands — 0.3%
Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured-Hovensa Coker Project, AMT, 6.50%, 7/01/21	$1,000	$953,710
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	458,015
Total Municipal Bonds in the US Virgin Islands		1,411,725
Total Municipal Bonds — 81.1%		382,202,247

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Pennsylvania — 30.9%
Education — 7.9%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	9,927,280
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,826,780
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,467,200
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,002,913
		37,224,173
Health — 12.2%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,652,800
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	7,758,922
Series A, 5.25%, 6/01/39	5,997	6,234,396
Series A-1, 5.13%, 6/01/41	12,570	13,034,210
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 7/01/41	9,380	9,580,263
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,165,300
		57,425,891
Housing — 2.9%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,400	6,140,736
Series 105C, 5.00%, 10/01/39	7,500	7,628,475
		13,769,211
State — 5.0%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	12,140,849
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,447,810
		23,588,659

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Pennsylvania (concluded)
Transportation — 2.9%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	$14,000	$13,703,200
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.9%		145,711,134
Total Long-Term Investments (Cost — $507,282,638) — 112.0%		527,913,381

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	9,594,820	9,594,820
Total Short-Term Securities (Cost — $9,594,820) — 2.0%		9,594,820
Total Investments (Cost — $516,877,458*) — 114.0%		537,508,201
Other Assets Less Liabilities — 1.4%		6,596,344
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(72,804,716)
Net Assets — 100.0%		$471,299,829

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$445,341,036
Gross unrealized appreciation	$22,915,565
Gross unrealized depreciation	(3,515,535)
Net unrealized appreciation	$19,400,030

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
	BIF Pennsylvania Municipal Money Fund	7,821,020	1,773,800	9,594,820	$1

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	25

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$527,913,381	—	$527,913,381
Short-Term Securities	$9,594,820	—	—	9,594,820
Total	$9,594,820	$527,913,381	—	$537,508,201

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$823,965
Arizona — 3.7%
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,855,125
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,639,500
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,230,900
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,541,520
Pinal County Arizona, Refunding RB, Electrical District No. 3, Electric System, 4.00%, 7/01/23	1,620	1,602,779
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,045,960
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	520,440
University Medical Center Corporation, RB, 5.00%, 7/01/21	2,740	2,859,711
		14,295,935
Arkansas — 0.2%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	838,600
California — 10.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	375	368,479
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21 (c)	4,795	4,413,318
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	1,050	1,153,478
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,113,768
Series I, 4.60%, 8/01/21	1,655	1,568,592
Series K, 4.55%, 8/01/21	1,000	951,900
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,905	1,785,785
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (FGIC):
Series A, 4.75%, 12/01/23	4,105	4,285,620
Series C, 4.75%, 12/01/23	1,000	1,044,000
City of San Jose California, ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	3,745,059
5.00%, 3/01/25	1,260	1,265,468
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,155,310
Imperial Irrigation District Water System, Refunding RB:
4.00%, 7/01/24	1,645	1,718,959
4.00%, 7/01/25	1,715	1,755,457
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	6,906,945
Palomar Community College District, GO, CAB, Election of 2006, Series B, 5.32%, 8/01/23 (b)	3,950	2,164,679
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,484,487
		39,881,304
Colorado — 0.5%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	1,690	1,815,905

Municipal Bonds	Par (000)	Value
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB:
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	$600	$581,904
Loomis Chaffee School (AGM), 5.00%, 7/01/21	485	551,203
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	577,433
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	246,042
Western Connecticut Health, Series M, 5.38%, 7/01/36	410	427,286
		2,383,868
Florida — 4.0%
Broward County School Board Florida, COP (AGM):
Series A, 5.00%, 7/01/24	4,000	4,268,160
Series C, 5.25%, 7/01/17	3,410	3,664,215
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,569,169
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,389,040
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	160	112,048
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17 (d)(e)	2,765	1,714,245
		15,716,877
Georgia — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,038,923
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,453,852
		2,492,775
Guam — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	582,625
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	671,860
		1,254,485
Idaho — 1.5%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,683,500
Illinois — 3.7%
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	450	450,036
City of Chicago Illinois O’Hare International Airport, Refunding RB, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,378,250
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	360	350,341
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.70%, 6/15/17 (c)	3,000	2,450,700
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,500	2,665,675
6.25%, 6/01/24	3,000	3,170,550
		14,465,552

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	27

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 3.1%
City of Whiting, RB, BP Products North America, Inc., 5.25%, 1/01/21	$3,200	$3,735,552
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,200,920
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,022,710
Indianapolis Local Public Improvement Bond Bank, Series K, 5.00%, 6/01/24	3,000	3,168,150
		12,127,332
Iowa — 0.8%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	685,524
5.00%, 4/01/21	625	711,525
5.25%, 4/01/22	660	753,542
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,046,830
		3,197,421
Kansas — 1.4%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	803,317
5.00%, 3/01/24	650	684,613
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	551,695
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,069,480
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,364,684
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,080,250
		5,554,039
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,407,458
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,226,160
		4,633,618
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	1,000	1,040,350
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB (AGC), 6.00%, 1/01/23	250	289,595
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,054,330
		2,384,275
Maryland — 0.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	251,643
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,018,270
		1,269,913
Massachusetts — 1.6%
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,443,500
5.50%, 1/01/15	4,000	3,864,360
		6,307,860

Municipal Bonds	Par (000)	Value
Michigan — 3.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	$5,000	$5,510,350
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,081,370
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,714,322
McLaren Health Care, 5.25%, 5/15/16	1,000	1,109,530
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,094,400
		12,509,972
Minnesota — 2.3%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,289,643
Minnesota Higher Education Facilities Authority, RB:
Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,689,813
St. Olaf College, Series 7-F, 3.50%, 10/01/25	500	498,785
Minnesota Tobacco Securitization Authority, RB, Tobacco Settlement, Series B:
5.00%, 3/01/22	2,000	2,164,460
5.25%, 3/01/24	3,000	3,180,930
		8,823,631
Mississippi — 0.3%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	1,002,800
Missouri — 1.2%
Missouri State Health & Educational Facilities Authority, RB:
Senior Living Facilities, Lutheran Services, 5.00%, 2/01/24	3,000	2,963,730
SSM Health Care, Series B, 4.25%, 6/01/25	1,850	1,876,381
		4,840,111
Montana — 0.3%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,214,944
Nebraska — 0.8%
City of Omaha, RB, Series A, 3.50%, 12/01/24	1,750	1,783,232
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,249,139
		3,032,371
Nevada — 0.5%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,822,842
New Jersey — 8.3%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,085,847
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,604,355
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,166,240
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,013,710
New Jersey Educational Facilities Authority, RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,243,547
Princeton University, Series B, 4.00%, 7/01/28	2,000	2,085,760
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,373,900

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp.:
4.25%, 7/01/20	$165	$174,105
4.50%, 7/01/21	395	422,105
4.63%, 7/01/22	190	202,018
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 4.50%, 7/01/22	1,500	1,476,375
Barnabas Health, Series A, 4.63%, 7/01/23	4,500	4,366,260
CAB, St. Barnabas, Series B, 6.11%, 7/01/23 (b)	2,720	1,395,496
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,019,900
Holy Name Medical Center, 4.25%, 7/01/18	780	790,943
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,126,200
4.75%, 12/01/21	600	641,064
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.63%, 12/15/24 (b)	3,850	1,994,492
CAB, Series C (AMBAC), 5.21%, 12/15/25 (b)	480	231,888
Series A, 5.50%, 12/15/23	1,350	1,576,354
Series A, 5.25%, 6/15/24	800	900,144
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,588,330
		32,479,033
New York — 18.3%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,179,180
Series E, 5.00%, 8/01/24	5,000	5,647,850
Series E, 5.00%, 8/01/27	1,000	1,092,350
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,414,700
Sub-Series I-1, 5.13%, 4/01/25	845	940,350
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	589,051
5.00%, 7/01/22	510	553,100
5.25%, 7/01/25	895	950,517
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	2,000,920
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	422,438
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,105,680
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,109,516
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,375,116
Transportation, Series A, 4.00%, 11/15/23	700	709,653
Transportation, Series A, 5.00%, 11/15/25	500	527,105
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,672,125
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (f)	1,500	1,577,640
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	973,852
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	805	802,046

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	$175	$188,067
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	630,619
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	456,913
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,460,989
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	3,787,339
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	535,165
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	595,617
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,814,665
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,743,205
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,038,670
Yeshiva University, Series A, 4.00%, 11/01/25	2,750	2,706,632
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	759,675
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	771,585
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,095,190
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,246,180
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,058,240
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,094,040
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,663,246
Port Authority of New York & New Jersey, RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,181,900
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,536,045
Special Project, JFK International Air Terminal, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,087,740
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,254,996
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,008,560
Westchester County New York Health Care Corp., RB, Senior Lien, Series A (g):
5.00%, 11/01/23	5,685	5,989,318
5.00%, 11/01/24	2,730	2,839,937
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,056,790
		71,244,512
North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	505,547
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	198,320
4.30%, 1/01/18	555	547,385
4.50%, 1/01/19	520	509,787
4.75%, 1/01/21	270	263,952
5.00%, 1/01/22	290	285,926
		2,310,917

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon — 2.3%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/17 (h)	$5,000	$5,929,950
Oregon State Facilities Authority, RB, Lewis & Clark College Project, 4.00%, 10/01/21	1,495	1,571,708
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	1,440	1,454,544
		8,956,202
Pennsylvania — 2.0%
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,247,081
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,712,494
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,749,898
		7,709,473
Puerto Rico — 4.8%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 4.21%, 7/01/17 (b)	3,000	2,440,410
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,605,630
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,369,835
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,774,869
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,317,360
Puerto Rico Highway & Transportation Authority, Refunding RB:
4.95%, 7/01/26	385	393,632
Series AA-1, AGM, 4.95%, 7/01/26 (h)	265	272,322
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,261,030
Puerto Rico Sales Tax Financing Corp., RB, CAB, First Sub-Series A-1 (b):
4.41%, 8/01/23	3,000	1,655,700
4.54%, 8/01/24	3,500	1,788,745
		18,879,533
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	537,720
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, AMT:
Series 55-B, 4.55%, 10/01/22	500	503,640
Series 57-B, 5.15%, 4/01/22	1,000	1,017,420
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	1,004,105
		3,062,885
South Carolina — 2.0%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	2,000	1,999,940
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,228,450
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	241,954
5.25%, 8/01/23	200	216,784
5.50%, 8/01/24	600	650,058
5.50%, 8/01/25	305	326,481
		7,663,667

Municipal Bonds	Par (000)	Value
South Dakota — 0.9%
South Dakota Health & Educational Facilities, RB, Regional Health, 4.25%, 9/01/24	$3,500	$3,447,955
Tennessee — 1.7%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,602,584
5.00%, 10/01/22	1,620	1,765,735
Memphis Center City Finance Corp., RB, Pyramid & Pinch District, 4.00%, 11/01/25	1,500	1,502,400
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	957,960
5.25%, 11/01/27	750	795,818
		6,624,497
Texas — 4.4%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,896,731
City of Houston Texas, Refunding RB:
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	3,500	3,760,435
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	1,907,943
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,388,790
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,145,150
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,062,960
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,035,300
		17,197,309
Utah — 0.8%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,000,000
Virginia — 1.1%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,709,743
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,454	2,538,957
		4,248,700
West Virginia — 1.8%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,041,780
5.50%, 9/01/25	2,000	2,029,200
West Virginia University, RB, University Projects, Series B:
5.00%, 10/01/21	1,000	1,175,280
5.00%, 10/01/22	2,500	2,893,075
		7,139,335
Total Municipal Bonds — 92.9%		362,337,913

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York — 3.9%
City of New York, New York, GO, Sub-Series B-1, 5.25%, 9/01/22	$1,000	$1,156,610
Port Authority of New York & New Jersey, 169th Series, 5.00%, 10/15/21	12,170	13,992,944
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.9%		15,149,554
Total Long-Term Investments (Cost — $362,459,552) — 96.8%		377,487,467

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	24,917,705	24,917,705
Total Short-Term Securities (Cost — $24,917,705) — 6.4%		24,917,705
Total Investments (Cost — $387,377,257*) — 103.2%		402,405,172
Liabilities in Excess of Other Assets — (1.5)%		(5,818,993)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.7)%		(6,585,840)
Net Assets — 100.0%		$390,000,339

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$380,618,488
Gross unrealized appreciation	$17,263,966
Gross unrealized depreciation	(2,062,282)
Net unrealized appreciation	$15,201,684

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Variable rate security. Rate shown is as of report.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Wells Fargo Bank, N.A.	$8,829,255	$(10,455)

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
FFI Institutional Tax-Exempt Fund	8,288,269	16,629,436	24,917,705	$1,452

(k)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$377,487,467	—	$377,487,467
Short-Term Securities	$24,917,705	—	—	24,917,705
Total	$24,917,705	$377,487,467	—	$402,405,172

[1]	See above Schedule of Investments for values in each state and political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	31

Statements of Assets and Liabilities

November 30, 2011 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Assets
Investments at value — unaffiliated[1]	$455,501,059	$229,759,136	$527,913,381	$377,487,467
Investments at value — affiliated[2]	14,859,414	6,878,262	9,594,820	24,917,705
Cash	—	—	—	391
Interest receivable	5,807,364	3,578,686	7,932,488	4,822,114
TOB trust receivable	—	3,150,000	—	—
Investments sold receivable	1,262,259	—	560,000	1,410,636
Capital shares sold receivable	1,864,878	340,144	874,313	1,700,464
Prepaid expenses	13,881	10,311	11,445	14,590
Total assets	479,308,855	243,716,539	546,886,447	410,353,367

Accrued Liabilities
Bank overdraft	1,478,591	—	—	—
Investments purchased payable	—	15,682,248	—	11,946,739
Income dividends payable	1,156,169	616,264	1,604,646	799,565
Capital shares redeemed payable	481,154	102,656	682,978	737,918
Investment advisory fees payable	138,532	71,723	171,722	152,996
Service and distribution fees payable	75,123	33,494	29,798	63,898
Interest expense and fees payable	19,452	—	37,581	840
Other affiliates payable	2,592	1,170	2,544	1,662
Officer’s and Trustees’ fees payable	9,654	2,725	7,486	2,015
Other accrued expenses payable	107,090	139,708	282,728	62,395
Total accrued liabilities	3,468,357	16,649,988	2,819,483	13,768,028

Other Liabilities
TOB trust certificates	61,467,530	3,150,000	72,767,135	6,585,000
Total liabilities	64,935,887	19,799,988	75,586,618	20,353,028
Net Assets	$414,372,968	$223,916,551	$471,299,829	$390,000,339

Net Assets Consist of
Paid-in capital	$401,242,114	$221,125,791	$484,222,510	$374,767,844
Undistributed net investment income	611,320	1,483,634	1,014,879	320,869
Accumulated net realized loss	(6,837,188)	(3,311,033)	(34,568,303)	(116,289)
Net unrealized appreciation/depreciation	19,356,722	4,618,159	20,630,743	15,027,915
Net Assets	$414,372,968	$223,916,551	$471,299,829	$390,000,339
[1] Investments at cost — unaffiliated	$436,144,337	$225,140,977	$507,282,638	$362,459,552
[2] Investments at cost — affiliated	$14,859,414	$6,878,262	$9,594,820	$24,917,705

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Statements of Assets and Liabilities (concluded)

November 30, 2011 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Net Asset Value
Institutional:
Net assets	$98,945,701	$112,756,459	$380,358,693	$193,722,914
Shares outstanding, unlimited number of shares authorized, $0.10 par value	8,535,204	10,746,510	34,773,301	17,882,659
Net asset value	$11.59	$10.49	$10.94	$10.83
Service:
Net assets	—	$12,308,728	$2,665,768	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,173,225	243,658	—
Net asset value	—	$10.49	$10.94	—
Investor A:
Net assets	$70,103,065	$32,588,827	$37,443,565	$95,151,868
Shares outstanding, unlimited number of shares authorized, $0.10 par value	6,052,524	3,103,058	3,419,687	8,788,291
Net asset value	$11.58	$10.50	$10.95	$10.83
Investor A1:
Net assets	$172,466,118	$33,817,518	$21,785,756	$44,961,155
Shares outstanding, unlimited number of shares authorized, $0.10 par value	14,876,895	3,219,171	1,989,394	4,151,836
Net asset value	$11.59	$10.51	$10.95	$10.83
Investor B:
Net assets	$8,868,126	$223,992	$224,638	$1,916,774
Shares outstanding, unlimited number of shares authorized, $0.10 par value	764,466	21,351	20,541	176,929
Net asset value	$11.60	$10.49	$10.94	$10.83
Investor B1:
Net assets	—	$2,917,401	$2,546,603	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	278,004	232,844	—
Net asset value	—	$10.49	$10.94	—
Investor C:
Net assets	$40,494,714	$18,548,266	$18,379,155	$54,247,628
Shares outstanding, unlimited number of shares authorized, $0.10 par value	3,492,758	1,768,339	1,678,924	5,008,703
Net asset value	$11.59	$10.49	$10.95	$10.83
Investor C1:
Net assets	$23,495,244	$10,755,360	$7,895,651	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,026,473	1,025,141	721,846	—
Net asset value	$11.59	$10.49	$10.94	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	33

Statements of Operations

Six Months Ended November 30, 2011 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investment Income
Interest	$11,057,411	$5,809,134	$13,089,427	$7,579,326
Income — affiliated	26	57	1	1,452
Total income	11,057,437	5,809,191	13,089,428	7,580,778

Expenses
Investment advisory	1,084,242	613,384	1,305,799	949,050
Service — Service	—	15,962	3,394	—
Service — Investor A	76,902	37,163	44,294	99,860
Service — Investor A1	86,328	16,792	10,812	22,493
Service and distribution — Investor B	25,274	1,581	1,152	3,139
Service and distribution — Investor B1	—	8,020	7,632	—
Service and distribution — Investor C	173,820	89,415	85,948	219,685
Service and distribution — Investor C1	72,228	36,884	23,938	—
Transfer agent — Institutional	25,629	104,201	371,087	27,442
Transfer agent — Service	—	6,315	1,417	—
Transfer agent — Investor A	17,904	6,530	10,308	9,265
Transfer agent — Investor A1	32,595	8,722	6,047	10,121
Transfer agent — Investor B	4,473	683	372	1,106
Transfer agent — Investor B1	—	1,656	1,405	—
Transfer agent — Investor C	6,480	4,477	5,298	7,901
Transfer agent — Investor C1	4,758	2,455	2,064	—
Accounting services	45,312	35,126	55,486	43,567
Professional	30,600	32,548	32,835	32,481
Registration	36,779	13,950	13,042	51,370
Printing	24,257	14,675	31,184	23,555
Custodian	17,943	8,053	14,451	9,514
Officer and Trustees	10,745	10,730	12,415	9,690
Miscellaneous	15,125	13,745	22,385	15,319
Total expenses excluding interest expense and fees	1,791,394	1,083,067	2,062,765	1,535,558
Interest expense and fees[1]	207,582	—	247,477	4,168
Total expenses	1,998,976	1,083,067	2,310,242	1,539,726
Less fees waived by advisor	(5,042)	(50,701)	(6,955)	(89,582)
Less transfer agent fees waived and/or reimbursed — class specific	—	(132,457)	(365,546)	—
Total expenses after fees waived and reimbursed	1,993,934	899,909	1,937,741	1,450,144
Net investment income	9,063,503	4,909,282	11,151,687	6,130,634

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,626,106	(202,791)	(217,064)	1,104,788
Financial futures contracts	(847,301)	(454,343)	(2,506,972)	(1,372,924)
	2,778,805	(657,134)	(2,724,036)	(268,136)
Net change in unrealized appreciation/depreciation on:
Investments	10,008,307	7,409,246	15,796,083	9,274,210
Financial futures contracts	491,441	18,998	851,241	838,664
	10,499,748	7,428,244	16,647,324	10,112,874
Total realized and unrealized gain	13,278,553	6,771,110	13,923,288	9,844,738
Net Increase in Net Assets Resulting from Operations	$22,342,056	$11,680,392	$25,074,975	$15,975,372

[1] Related to TOBs.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Statements of Changes in Net Assets

	BlackRock California Municipal Bond Fund		BlackRock New Jersey Municipal Bond Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment income	$9,063,503	$18,000,108	$4,909,282	$11,070,639
Net realized gain (loss)	2,778,805	(4,886,133)	(657,134)	(435,460)
Net change in unrealized appreciation/depreciation	10,499,748	(9,488,443)	7,428,244	(7,034,542)
Net increase in net assets resulting from operations	22,342,056	3,625,532	11,680,392	3,600,637

Dividends to Shareholders From
Net investment income:
Institutional	(2,211,427)	(3,812,044)	(2,555,191)	(6,117,138)
Service	—	—	(272,189)	(511,814)
Investor A	(1,413,973)	(2,478,695)	(632,464)	(1,283,723)
Investor A1	(4,120,291)	(8,525,889)	(740,655)	(1,604,641)
Investor B	(218,733)	(720,868)	(5,543)	(36,806)
Investor B1	—	—	(64,302)	(198,847)
Investor C	(671,401)	(1,271,268)	(312,149)	(691,360)
Investor C1	(514,339)	(1,130,102)	(240,268)	(574,976)
Decrease in net assets resulting from dividends to shareholders	(9,150,164)	(17,938,866)	(4,822,761)	(11,019,305)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	20,799,394	21,405,016	(5,144,498)	(44,694,228)

Net Assets
Total increase (decrease) in net assets	33,991,286	7,091,682	1,713,133	(52,112,896)
Beginning of period	380,381,682	373,290,000	222,203,418	274,316,314
End of period	$414,372,968	$380,381,682	$223,916,551	$222,203,418
Undistributed net investment income	$611,320	$697,981	$1,483,634	$1,397,113

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	35

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Intermediate Municipal Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment income	$11,151,687	$24,360,824	$6,130,634	$10,618,798
Net realized gain (loss)	(2,724,036)	(4,363,028)	(268,136)	2,093,896
Net change in unrealized appreciation/depreciation	16,647,324	(12,496,330)	10,112,874	(2,438,353)
Net increase in net assets resulting from operations	25,074,975	7,501,466	15,975,372	10,274,341

Dividends to Shareholders From
Net investment income:
Institutional	(9,181,250)	(20,302,486)	(3,202,996)	(5,511,916)
Service	(61,015)	(83,057)	—	—
Investor A	(796,034)	(1,603,971)	(1,371,140)	(2,130,457)
Investor A1	(503,169)	(1,034,252)	(802,033)	(1,748,955)
Investor B	(4,269)	(18,146)	(34,606)	(103,194)
Investor B1	(64,674)	(198,788)	—	—
Investor C	(318,376)	(672,559)	(586,399)	(1,029,847)
Investor C1	(164,559)	(399,950)	—	—
Decrease in net assets resulting from dividends to shareholders	(11,093,346)	(24,313,209)	(5,997,174)	(10,524,369)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(15,637,351)	(49,316,189)	64,210,633	61,071,123

Net Assets
Total increase (decrease) in net assets	(1,655,722)	(66,127,932)	74,188,831	60,821,095
Beginning of period	472,955,551	539,083,483	315,811,508	254,990,413
End of period	$471,299,829	$472,955,551	$390,000,339	$315,811,508
Undistributed net investment income	$1,014,879	$956,538	$320,869	$187,409

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Statements of Cash Flows

Six Months Ended November 30, 2011 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$22,342,056	$25,074,975
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(129,569)	410,894
Decrease in prepaid expenses	7,322	5,343
Increase (decrease) in investment advisory fees payable	(35,669)	11,424
Decrease in interest expense and fees payable	(16,065)	(14,706)
Decrease in other affiliates payable	(2,708)	(3,703)
Increase (decrease) in other accrued expenses payable	(24,581)	14,452
Decrease in margin variation payable	(61,129)	(64,711)
Decrease in cash pledged as collateral for financial futures contracts	695,000	735,000
Increase (decrease) in service and distribution fees payable	5,665	(163)
Increase in Officer’s and Trustees’ fees payable	8,883	1,706
Net realized and unrealized loss on investments	(13,634,413)	(16,021,702)
Amortization of premium and accretion of discount on investments	539,089	444,013
Proceeds from sales of long-term investments	91,453,989	90,497,687
Purchases of long-term investments	(107,092,257)	(83,066,986)
Net proceeds from purchases of short-term securities	(8,324,856)	(1,773,800)
Cash provided by (used for) operating activities	(14,269,243)	16,249,723

Cash Provided by (Used for) Financing Activities
Proceeds from shares sold	43,561,163	20,777,244
Cash payments on shares redeemed	(29,356,973)	(38,769,769)
Cash receipts from borrowings	2,000,000	10,975,000
Cash payments on borrowings	—	(25,000)
Cash dividends paid to shareholders	(3,488,378)	(9,207,198)
Increase in bank overdraft	1,478,591	—
Cash provided by (used for) financing activities	14,194,403	(16,249,723)

Cash
Net increase (decrease) in cash	(74,840)	—
Cash at beginning of period	74,840	—
Cash at end of period	—	—

Cash Flow Information
Cash paid during the period for interest and fees	$223,647	$262,183

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$5,674,676	$1,971,467

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowings during the period, based on the average borrowings outstanding in relation to total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	37

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)				Period September 1, 2007 to May 31, 2008

						Year Ended August 31,
		Year Ended May 31,
		2011	2010	2009		2007	2006

Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.28	0.55	0.53	0.47	0.36	0.48	0.51
Net realized and unrealized gain (loss)	0.39	(0.34)	0.52	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.67	0.21	1.05	0.27	0.31	0.23	0.33
Dividends and distributions from:
Net investment income	(0.28)	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.28)	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)
Net asset value, end of period	$11.59	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	6.02%[4]	1.89%	9.72%	2.63%	2.84%[4]	1.99%	2.93%

Ratios to Average Net Assets[5]
Total expenses	0.80%[6]	0.83%	0.79%	0.82%	0.87%[6]	0.93%	0.92%
Total expenses after fees waived	0.80%[6]	0.83%	0.78%	0.81%	0.87%[6]	0.93%	0.91%
Total expenses after fees waived and excluding interest expense and fees	0.70%[6]	0.70%	0.73%	0.74%	0.74%[6]	0.71%	0.68%
Net investment income	4.81%[6]	4.90%	4.67%	4.36%	4.22%[6]	4.11%	4.45%

Supplemental Data
Net assets, end of period (000)	$98,946	$87,977	$59,097	$39,135	$44,782	$46,481	$42,053
Portfolio turnover	21%	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
[6]	Annualized.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.19	$11.53	$11.01	$11.21	$11.25	$11.55
Net investment income[2]	0.26	0.53	0.50	0.45	0.33	0.37
Net realized and unrealized gain (loss)	0.39	(0.35)	0.53	(0.21)	(0.04)	(0.25)
Net increase from investment operations	0.65	0.18	1.03	0.24	0.29	0.12
Dividends and distributions from:
Net investment income	(0.26)	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net realized gain	—	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.26)	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net asset value, end of period	$11.58	$11.19	$11.53	$11.01	$11.21	$11.25

Total Investment Return[4]
Based on net asset value	5.89%[5]	1.65%	9.47%	2.40%	2.65%[5]	1.05%[5]

Ratios to Average Net Assets[6]
Total expenses	1.06%[7]	1.07%	1.02%	1.05%	1.13%[7]	1.19%[7]
Total expenses after fees waived	1.05%[7]	1.07%	1.02%	1.04%	1.12%[7]	1.18%[7]
Total expenses after fees waived and excluding interest expense and fees	0.95%[7]	0.94%	0.97%	0.97%	0.99%[7]	0.96%[7]
Net investment income	4.55%[7]	4.66%	4.43%	4.17%	3.95%[7]	3.89%[7]

Supplemental Data

Net assets, end of period (000)	$70,103	$56,575	$48,331	$25,874	$20,306	$12,452
Portfolio turnover	21%	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	39

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Year Ended August 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.27	0.54	0.52	0.46	0.35	0.47	0.50
Net realized and unrealized gain (loss)	0.39	(0.34)	0.52	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.66	0.20	1.04	0.26	0.30	0.22	0.32
Dividends and distributions from:
Net investment income	(0.27)	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.27)	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)
Net asset value, end of period	$11.59	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	5.98%[4]	1.82%	9.63%	2.56%	2.78%[4]	1.90%	2.83%

Ratios to Average Net Assets[5]
Total expenses	0.88%[6]	0.91%	0.87%	0.89%	0.95%[6]	1.02%	1.02%
Total expenses after fees waived	0.88%[6]	0.91%	0.86%	0.88%	0.94%[6]	1.02%	1.01%
Total expenses after fees waived and excluding interest expense and fees	0.78%[6]	0.78%	0.81%	0.81%	0.82%[6]	0.80%	0.78%
Net investment income	4.74%[6]	4.81%	4.57%	4.30%	4.14%[6]	4.02%	4.35%

Supplemental Data
Net assets, end of period (000)	$172,466	$169,576	$187,784	$190,693	$220,470	$239,346	$258,492
Portfolio turnover	21%	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Year Ended August 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$11.55	$11.03	$11.23	$11.26	$11.53	$11.70
Net investment income[1]	0.23	0.50	0.47	0.42	0.31	0.42	0.46
Net realized and unrealized gain (loss)	0.41	(0.35)	0.53	(0.20)	(0.03)	(0.26)	(0.17)
Net increase from investment operations	0.64	0.15	1.00	0.22	0.28	0.16	0.29
Dividends and distributions from:
Net investment income	(0.25)	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.25)	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)
Net asset value, end of period	$11.60	$11.21	$11.55	$11.03	$11.23	$11.26	$11.53

Total Investment Return[3]
Based on net asset value	5.74%[4]	1.39%	9.17%	2.13%	2.55%[4]	1.39%	2.50%

Ratios to Average Net Assets[5]
Total expenses	1.34%[6]	1.34%	1.29%	1.31%	1.36%[6]	1.43%	1.42%
Total expenses after fees waived	1.33%[6]	1.33%	1.28%	1.30%	1.36%[6]	1.43%	1.42%
Total expenses after fees waived and excluding interest expense and fees	1.23%[6]	1.20%	1.23%	1.23%	1.23%[6]	1.21%	1.18%
Net investment income	3.94%[6]	4.37%	4.14%	3.86%	3.73%[6]	3.61%	3.95%

Supplemental Data
Net assets, end of period (000)	$8,868	$11,626	$19,989	$24,705	$37,540	$47,753	$69,647
Portfolio turnover	21%	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.55
Net investment income[2]	0.22	0.44	0.42	0.36	0.27	0.30
Net realized and unrealized gain (loss)	0.39	(0.34)	0.52	(0.20)	(0.04)	(0.25)
Net increase from investment operations	0.61	0.10	0.94	0.16	0.23	0.05
Dividends and distributions from:
Net investment income	(0.22)	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net realized gain	—	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.22)	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net asset value, end of period	$11.59	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[4]
Based on net asset value	5.50%[5]	0.91%	8.65%	1.64%	2.08%[5]	0.44%[5]

Ratios to Average Net Assets[6]
Total expenses	1.78%[7]	1.81%	1.77%	1.80%	1.86%[7]	1.95%[7]
Total expenses after fees waived	1.78%[7]	1.81%	1.77%	1.79%	1.85%[7]	1.94%[7]
Total expenses after fees waived and excluding interest expense and fees	1.68%[7]	1.68%	1.72%	1.72%	1.72%[7]	1.72%[7]
Net investment income	3.82%[7]	3.91%	3.68%	3.41%	3.22%[7]	3.13%[7]

Supplemental Data
Net assets, end of period (000)	$40,495	$30,434	$29,583	$13,588	$9,425	$5,448
Portfolio turnover	21%	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Year Ended August 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.24	0.49	0.46	0.41	0.31	0.41	0.44
Net realized and unrealized gain (loss)	0.40	(0.35)	0.53	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.64	0.14	0.99	0.21	0.26	0.16	0.26
Dividends and distributions from:
Net investment income	(0.25)	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)
Net realized gain	—	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.25)	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)
Net asset value, end of period	$11.59	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	5.71%[4]	1.31%	9.09%	2.04%	2.39%[4]	1.39%	2.31%

Ratios to Average Net Assets[5]
Total expenses	1.39%[6]	1.41%	1.37%	1.40%	1.45%[6]	1.52%	1.52%
Total expenses after fees waived	1.38%[6]	1.40%	1.36%	1.38%	1.44%[6]	1.52%	1.52%
Total expenses after fees waived and excluding interest expense and fees	1.28%[6]	1.28%	1.31%	1.32%	1.31%[6]	1.30%	1.28%
Net investment income	4.25%[6]	4.29%	4.07%	3.79%	3.64%[6]	3.52%	3.85%

Supplemental Data
Net assets, end of period (000)	$23,495	$24,195	$28,506	$30,007	$36,280	$39,223	$45,474
Portfolio turnover	21%	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	43

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008
							Year Ended July 31,
		Year Ended May 31,
		2011	2010	2009			2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.45	$9.85	$10.30	$10.58		$10.64	$10.73
Net investment income[1]	0.24	0.48	0.47	0.46	0.39		0.51	0.45
Net realized and unrealized gain (loss)	0.29	(0.27)	0.58	(0.45)	(0.28)		(0.11)	(0.09)
Net increase from investment operations	0.53	0.21	1.05	0.01	0.11		0.40	0.36
Dividends and distributions from:
Net investment income	(0.22)	(0.48)	(0.45)	(0.46)	(0.39)		(0.46)	(0.45)
Net realized gain	—	—	—	—	—		—	(0.00)[2]
Total dividends and distributions	(0.22)	(0.48)	(0.45)	(0.46)	(0.39)		(0.46)	(0.45)
Net asset value, end of period	$10.49	$10.18	$10.45	$9.85	$10.30		$10.58	$10.64

Total Investment Return[3]
Based on net asset value	5.39%[4]	2.10%	10.91%	0.27%	1.08%[4]		3.80%	3.46%

Ratios to Average Net Assets
Total expenses	0.85%[5,6]	0.83%	0.82%[5]	0.71%[5]	0.86%[5,6]		1.04%[5]	0.93%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.62%[5,6]	0.62%	0.77%[5]	0.70%[5]	0.84%[5,6]		0.95%[5]	0.93%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.62%[5,6]	0.62%	0.77%[5]	0.69%[5]	0.66	%5.6	0.61%[5]	0.81%[5]
Net investment income	4.59%[5,6]	4.72%	4.57%[5]	4.78%[5]	4.50%[5,6]		4.60%%[5]	4.26%[5]

Supplemental Data
Net assets, end of period (000)	$112,756	$114,377	$158,244	$156,814	$179,560		$173,234	$33,316
Portfolio turnover	7%	14%	18%	17%	11%		15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.84
Net investment income[2]	0.23	0.46	0.46	0.45	0.38	0.37
Net realized and unrealized gain (loss)	0.33	(0.28)	0.58	(0.46)	(0.28)	(0.26)
Net increase (decrease) from investment operations	0.56	0.18	1.04	(0.01)	0.10	0.11
Dividends from net investment income	(0.24)	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)
Net asset value, end of period	$10.49	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]
Based on net asset value	5.36%[4]	1.76%	10.80%	0.10%	0.92%[4]	0.96%[4]

Ratios to Average Net Assets
Total expenses	1.01%[5,6]	1.01%	1.03%[5]	1.03%[5]	1.17%[5,6]	1.37%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.87%[5,6]	0.86%	0.87%[5]	0.87%[5]	1.03%[5,6]	1.19%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%[5,6]	0.86%	0.87%[5]	0.85%[5]	0.85%[5,6]	0.85%[5,6]
Net investment income	4.34%[5,6]	4.50%	4.47%[5]	4.62%[5]	4.32%[5,6]	4.36%[5,6]

Supplemental Data
Net assets, end of period (000)	$12,309	$12,804	$10,521	$10,178	$11,569	$12,849
Portfolio turnover	7%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	45

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.46	$9.86	$10.31	$10.59	$10.85
Net investment income[2]	0.23	0.46	0.46	0.45	0.37	0.36
Net realized and unrealized gain (loss)	0.30	(0.27)	0.58	(0.46)	(0.27)	(0.25)
Net increase (decrease) from investment operations	0.53	0.19	1.04	(0.01)	0.10	0.11
Dividends from net investment income	(0.22)	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)
Net asset value, end of period	$10.50	$10.19	$10.46	$9.86	$10.31	$10.59

Total Investment Return[3]
Based on net asset value	5.26%[4]	1.86%	10.79%	0.11%	0.93%[4]	0.97%[4]

Ratios to Average Net Assets
Total expenses	0.96%[5,6]	0.96%	0.97%[5]	1.01%[5]	1.13%[5,6]	1.32%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.87%[5,6]	0.87%	0.87%[5]	0.87%[5]	1.02%[5,6]	1.19%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%[5,6]	0.87%	0.87%[5]	0.85%[5]	0.84%[5,6]	0.85%[5,6]
Net investment income	4.33%[5,6]	4.48%	4.46%[5]	4.62%[5]	4.32%[5,6]	4.37%[5,6]

Supplemental Data
Net assets, end of period (000)	$32,589	$27,441	$27,210	$21,227	$21,564	$15,693
Portfolio turnover	7%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Year Ended July 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.46	$9.86	$10.31	$10.59	$10.66	$10.73
Net investment income[1]	0.23	0.48	0.47	0.46	0.39	0.48	0.44
Net realized and unrealized gain (loss)	0.32	(0.28)	0.59	(0.45)	(0.28)	(0.10)	(0.07)
Net increase from investment operations	0.55	0.20	1.06	0.01	0.11	0.38	0.37
Dividends and distributions from:
Net investment income	(0.23)	(0.47)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.23)	(0.47)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)
Net asset value, end of period	$10.51	$10.19	$10.46	$9.86	$10.31	$10.59	$10.66

Total Investment Return[3]
Based on net asset value	5.44%[4]	2.02%	10.96%	0.26%	1.05%[4]	3.60%	3.55%

Ratios to Average Net Assets
Total expenses	0.82%[5,6]	0.81%	0.83%[5]	0.86%[5]	1.01%[5,6]	1.19%[5]	1.03%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.72%[5,6]	0.71%	0.72%[5]	0.72%[5]	0.88%[5,6]	1.08%[5]	1.03%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.72%[5,6]	0.71%	0.72%[5]	0.70%[5]	0.70%[5,6]	0.74%[5]	0.91%[5]
Net investment income	4.49%[5,6]	4.64%	4.62%[5]	4.77%[5]	4.47%[5,6]	4.46%[5]	4.16%[5]

Supplemental Data
Net assets, end of period (000)	$33,818	$33,063	$36,704	$36,008	$38,082	$39,546	$40,676
Portfolio turnover	7%	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.84
Net investment income[2]	0.19	0.38	0.38	0.37	0.31	0.31
Net realized and unrealized gain (loss)	0.31	(0.28)	0.59	(0.45)	(0.28)	(0.27)
Net increase (decrease) from investment operations	0.50	0.10	0.97	(0.08)	0.03	0.04
Dividends from net investment income	(0.18)	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$10.49	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]
Based on net asset value	4.96%[4]	0.99%	9.96%	(0.64)%	0.31%[4]	0.34%[4]

Ratios to Average Net Assets
Total expenses	2.10%[5,6]	1.79%	1.76%[5]	1.77%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%[5,6]	1.60%	1.64%[5]	1.62%[5]	1.75%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%[5,6]	1.60%	1.63%[5]	1.60%[5]	1.57%[5,6]	1.60%[5,6]
Net investment income	3.58%[5,6]	3.68%	3.73%[5]	3.85%[5]	3.59%[5,6]	3.61%[5,6]

Supplemental Data
Net assets, end of period (000)	$224	$396	$2,028	$4,159	$6,869	$8,622
Portfolio turnover	7%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Year Ended July 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.18	$10.45	$9.85	$10.30	$10.58	$10.65	$10.73
Net investment income[1]	0.21	0.44	0.43	0.42	0.36	0.44	0.40
Net realized and unrealized gain (loss)	0.31	(0.28)	0.59	(0.45)	(0.29)	(0.10)	(0.09)
Net increase (decrease) from investment operations	0.52	0.16	1.02	(0.03)	0.07	0.34	0.31
Dividends and distributions from:
Net investment income	(0.21)	(0.43)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.21)	(0.43)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)
Net asset value, end of period	$10.49	$10.18	$10.45	$9.85	$10.30	$10.58	$10.65

Total Investment Return[3]
Based on net asset value	5.12%[4]	1.61%	10.52%	(0.14)%	0.71%[4]	3.19%	3.03%

Ratios to Average Net Assets
Total expenses	1.27%[5,6]	1.24%	1.25%[5]	1.27%[5]	1.41%[5,6]	1.60%[5]	1.44%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.13%[5,6]	1.10%	1.13%[5]	1.12%[5]	1.28%[5,6]	1.48%[5]	1.44%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.13%[5,6]	1.10%	1.13%[5]	1.10%[5]	1.10%[5,6]	1.14%[5]	1.33%[5]
Net investment income	4.08%[5,6]	4.22%	4.22%[5]	4.36%[5]	4.07%[5,6]	4.05%[5]	3.75%[5]

Supplemental Data
Net assets, end of period (000)	$2,917	$3,537	$5,865	$7,447	$12,386	$15,723	$20,920
Portfolio turnover	7%	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.84	$10.30	$10.57	$10.84
Net investment income[2]	0.19	0.38	0.38	0.37	0.31	0.30
Net realized and unrealized gain (loss)	0.31	(0.28)	0.60	(0.46)	(0.27)	(0.27)
Net increase (decrease) from investment operations	0.50	0.10	0.98	(0.09)	0.04	0.03
Dividends from net investment income	(0.18)	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$10.49	$10.17	$10.45	$9.84	$10.30	$10.57

Total Investment Return[3]
Based on net asset value	4.96%[4]	0.98%	10.07%	(0.74)%	0.40%[4]	0.25%[4]

Ratios to Average Net Assets
Total expenses	1.72%[5,6]	1.71%	1.73%[5]	1.75%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%[5,6]	1.64%	1.64%[5]	1.62%[5]	1.76%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%[5,6]	1.64%	1.64%[5]	1.60%[5]	1.58%[5,6]	1.60%[5,6]
Net investment income	3.57%[5,6]	3.71%	3.69%[5]	3.89%[5]	3.57%[5,6]	3.63%[5,6]

Supplemental Data
Net assets, end of period (000)	$18,548	$17,639	$18,802	$14,969	$10,480	$7,253
Portfolio turnover	7%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008

		Year Ended May 31,				Year Ended July 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73
Net investment income[1]	0.21	0.42	0.42	0.41	0.35	0.43	0.39
Net realized and unrealized gain (loss)	0.31	(0.28)	0.59	(0.45)	(0.28)	(0.09)	(0.10)
Net increase (decrease) from investment operations	0.52	0.14	1.01	(0.04)	0.07	0.34	0.29
Dividends and distributions from:
Net investment income	(0.20)	(0.42)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.20)	(0.42)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)
Net asset value, end of period	$10.49	$10.17	$10.45	$9.85	$10.30	$10.58	$10.64

Total Investment Return[3]
Based on net asset value	5.17%[4]	1.40%	10.41%	(0.24)%	0.63%[4]	3.18%	2.83%

Ratios to Average Net Assets
Total expenses	1.31%[5,6]	1.30%	1.32%[5]	1.34%[5]	1.49%[5,6]	1.68%[5]	1.54%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.23%[5,6]	1.22%	1.23%[5]	1.22%[5]	1.37%[5,6]	1.58%[5]	1.53%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.23%[5,6]	1.22%	1.23%[5]	1.20%[5]	1.20%[5,6]	1.24%[5]	1.42%[5]
Net investment income	3.99%[5,6]	4.14%	4.11%[5]	4.27%[5]	3.97%[5,6]	3.95%[5]	3.65%[5]

Supplemental Data
Net assets, end of period (000)	$10,755	$12,948	$14,942	$14,821	$16,232	$18,648	$19,634
Portfolio turnover	7%	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	51

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008

		Year Ended May 31,				Year Ended July 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39
Net investment income[1]	0.26	0.52	0.49	0.48	0.44	0.52	0.50
Net realized and unrealized gain (loss)	0.30	(0.31)	0.59	(0.44)	(0.31)	(0.08)	(0.21)
Net increase from investment operations	0.56	0.21	1.08	0.04	0.13	0.44	0.29
Dividends and distributions from:
Net investment income	(0.24)	(0.52)	(0.49)	(0.49)	(0.44)	(0.49)	(0.50)
Net realized gain	—	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.24)	(0.52)	(0.49)	(0.49)	(0.47)	(0.49)	(0.50)
Net asset value, end of period	$10.94	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18

Total Investment Return[2]
Based on net asset value	5.48%[3]	1.99%	10.61%	0.52%	1.18%[3]	4.01%	2.59%

Ratios to Average Net Assets[4]
Total expenses	0.92%[5]	0.91%	0.86%	0.68%	0.92%[5]	1.09%	1.23%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.74%[5]	0.71%	0.74%	0.66%	0.90%[5]	1.05%	1.22%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.64%[5]	0.62%	0.70%	0.63%	0.60%[5]	0.60%	0.88%
Net investment income	4.77%[5]	4.86%	4.55%	4.77%	4.84%[5]	4.51%	4.44%

Supplemental Data
Net assets, end of period (000)	$380,359	$387,251	$445,217	$416,433	$484,861	$486,395	$11,410
Portfolio turnover	13%	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.80	$11.13	$11.35
Net investment income[2]	0.25	0.49	0.46	0.45	0.42	0.38
Net realized and unrealized gain (loss)	0.33	(0.30)	0.60	(0.45)	(0.30)	(0.21)
Net increase from investment operations	0.58	0.19	1.06	—	0.12	0.17
Dividends and distributions from:
Net investment income	(0.26)	(0.50)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.26)	(0.50)	(0.47)	(0.46)	(0.45)	(0.39)
Net asset value, end of period	$10.94	$10.62	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]
Based on net asset value	5.35%[4]	1.81%	10.41%	0.21%	1.09%[4]	1.48%[4]

Ratios to Average Net Assets[5]
Total expenses	1.09%[6]	1.08%	1.07%	0.95%	1.17%[6]	1.37%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.99%[6]	0.91%	0.92%	0.88%	1.12%[6]	1.29%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.89%[6]	0.82%	0.88%	0.85%	0.82%[6]	0.84%[6]
Net investment income	4.52%[6]	4.71%	4.38%	4.56%	4.57%[6]	4.27%[6]

Supplemental Data
Net assets, end of period (000)	$2,666	$2,648	$1,302	$1,486	$2,435	$3,316
Portfolio turnover	13%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	53

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.81	$11.14	$11.36
Net investment income[2]	0.25	0.49	0.47	0.46	0.42	0.38
Net realized and unrealized gain (loss)	0.31	(0.31)	0.59	(0.46)	(0.30)	(0.21)
Net increase from investment operations	0.56	0.18	1.06	—	0.12	0.17
Dividends and distributions from:
Net investment income	(0.24)	(0.49)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.24)	(0.49)	(0.47)	(0.46)	(0.45)	(0.39)
Net asset value, end of period	$10.95	$10.63	$10.94	$10.35	$10.81	$11.14

Total Investment Return[3]
Based on net asset value	5.35%[4]	1.76%	10.40%	0.21%	1.07%[4]	1.49%[4]

Ratios to Average Net Assets[5]
Total expenses	1.04%[6]	1.02%	0.98%	0.98%	1.21%[6]	1.39%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.99%[6]	0.94%	0.93%	0.88%	1.14%[6]	1.28%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.89%[6]	0.85%	0.89%	0.85%	0.84%[6]	0.83%[6]
Net investment income	4.52%[6]	4.63%	4.37%	4.56%	4.59%[6]	4.28%[6]

Supplemental Data
Net assets, end of period (000)	$37,444	$33,779	$35,515	$30,849	$28,827	$27,782
Portfolio turnover	13%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008
						Year Ended July 31,
		Year Ended May 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.81	$11.14	$11.20	$11.41
Net investment income[1]	0.25	0.51	0.48	0.48	0.44	0.50	0.49
Net realized and unrealized gain (loss)	0.32	(0.31)	0.59	(0.46)	(0.31)	(0.07)	(0.26)
Net increase from investment operations	0.57	0.20	1.07	0.02	0.13	0.43	0.23
Dividends and distributions from:
Net investment income	(0.25)	(0.51)	(0.48)	(0.48)	(0.43)	(0.49)	(0.44)
Net realized gain	—	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.25)	(0.51)	(0.48)	(0.48)	(0.46)	(0.49)	(0.44)
Net asset value, end of period	$10.95	$10.63	$10.94	$10.35	$10.81	$11.14	$11.20

Total Investment Return[2]
Based on net asset value	5.43%[3]	1.94%	10.58%	0.36%	1.19%[3]	3.81%	2.49%

Ratios to Average Net Assets[4]
Total expenses	0.89%[5]	0.88%	0.84%	0.83%	1.08%[5]	1.28%	1.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.83%[5]	0.76%	0.77%	0.73%	0.99%[5]	1.21%	1.32%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.73%[5]	0.67%	0.73%	0.70%	0.70%[5]	0.76%	0.98%
Net investment income	4.68%[5]	4.81%	4.53%	4.71%	4.74%[5]	4.40%	4.34%

Supplemental Data
Net assets, end of period (000)	$21,786	$20,940	$22,892	$22,855	$25,560	$27,931	$26,987
Portfolio turnover	13%	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		Year Ended May 31,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.80	$11.13	$11.35
Net investment income[2]	0.20	0.43	0.38	0.39	0.37	0.33
Net realized and unrealized gain (loss)	0.32	(0.31)	0.59	(0.46)	(0.31)	(0.22)
Net increase (decrease) from investment operations	0.52	0.12	0.97	(0.07)	0.06	0.11
Dividends and distributions from:
Net investment income	(0.20)	(0.43)	(0.38)	(0.39)	(0.36)	(0.33)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.20)	(0.43)	(0.38)	(0.39)	(0.39)	(0.33)
Net asset value, end of period	$10.94	$10.62	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]
Based on net asset value	4.94%[4]	1.12%	9.56%	(0.53)%	0.57%[4]	0.93%[4]

Ratios to Average Net Assets[5]
Total expenses	2.05%[6]	1.96%	1.81%	1.74%	1.86%[6]	2.19%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%[6]	1.48%	1.70%	1.62%	1.74%[6]	1.96%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.68%[6]	1.39%	1.66%	1.59%	1.45%[6]	1.51%[6]
Net investment income	3.72%[6]	4.03%	3.62%	3.77%	3.99%[6]	3.60%[6]

Supplemental Data
Net assets, end of period (000)	$225	$238	$671	$1,382	$3,447	$5,206
Portfolio turnover	13%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Year Ended July 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39
Net investment income[1]	0.23	0.48	0.44	0.44	0.40	0.45	0.44
Net realized and unrealized gain (loss)	0.32	(0.32)	0.59	(0.45)	(0.32)	(0.06)	(0.21)
Net increase (decrease) from investment operations	0.55	0.16	1.03	(0.01)	0.08	0.39	0.23
Dividends and distributions from:
Net investment income	(0.23)	(0.47)	(0.44)	(0.44)	(0.39)	(0.44)	(0.44)
Net realized gain	—	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.23)	(0.47)	(0.44)	(0.44)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$10.94	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18

Total Investment Return[2]
Based on net asset value	5.21%[3]	1.57%	10.12%	0.05%	0.76%[3]	3.49%	2.07%

Ratios to Average Net Assets[4]
Total expenses	1.32%[5]	1.29%	1.24%	1.24%	1.47%[5]	1.70%	1.74%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.25%[5]	1.11%	1.18%	1.13%	1.39%[5]	1.62%	1.73%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.15%[5]	1.02%	1.14%	1.10%	1.10%[5]	1.17%	1.39%
Net investment income	4.26%[5]	4.45%	4.12%	4.29%	4.34%[5]	4.00%	3.93%

Supplemental Data
Net assets, end of period (000)	$2,547	$3,507	$5,397	$6.184	$9,984	$12,856	$18,402
Portfolio turnover	13%	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	57

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.63	$10.94	$10.35	$10.80	$11.14	$11.35
Net investment income[2]	0.20	0.41	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)	0.32	(0.31)	0.59	(0.44)	(0.31)	(0.19)
Net increase (decrease) from investment operations	0.52	0.10	0.97	(0.06)	0.04	0.11
Dividends and distributions from:
Net investment income	(0.20)	(0.41)	(0.38)	(0.39)	(0.35)	(0.32)
Net realized gain	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.20)	(0.41)	(0.38)	(0.39)	(0.38)	(0.32)
Net asset value, end of period	$10.95	$10.63	$10.94	$10.35	$10.80	$11.14

Total Investment Return[3]
Based on net asset value	4.93%[4]	0.94%	9.54%	(0.44)%	0.34%[4]	0.95%[4]

Ratios to Average Net Assets[5]
Total expenses	1.79%[6]	1.78%	1.74%	1.72%	1.96%[6]	2.15%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.78%[6]	1.76%	1.71%	1.63%	1.89%[6]	2.04%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.68%[6]	1.66%	1.67%	1.60%	1.59%[6]	1.60%[6]
Net investment income	3.73%[6]	3.82%	3.58%	3.83%	3.83%[6]	3.53%[6]

Supplemental Data
Net assets, end of period (000)	$18,379	$16,603	$17,283	$12,278	$7,166	$4,160
Portfolio turnover	13%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Year Ended July 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.19	$11.39
Net investment income[1]	0.23	0.46	0.43	0.43	0.39	0.44	0.43
Net realized and unrealized gain (loss)	0.31	(0.31)	0.59	(0.45)	(0.32)	(0.07)	(0.20)
Net increase (decrease) from investment operations	0.54	0.15	1.02	(0.02)	0.07	0.37	0.23
Dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.43)	(0.43)	(0.38)	(0.43)	(0.43)
Net realized gain	—	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.22)	(0.46)	(0.43)	(0.43)	(0.41)	(0.43)	(0.43)
Net asset value, end of period	$10.94	$10.62	$10.93	$10.34	$10.79	$11.13	$11.19

Total Investment Return[2]
Based on net asset value	5.16%[3]	1.42%	10.01%	(0.05)%	0.68%[3]	3.29%	2.06%

Ratios to Average Net Assets[4]
Total expenses	1.38%[5]	1.37%	1.33%	1.32%	1.56%[5]	1.77%	1.84%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.36%[5]	1.27%	1.29%	1.23%	1.49%[5]	1.71%	1.82%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.26%[5]	1.18%	1.25%	1.20%	1.20%[5]	1.26%	1.48%
Net investment income	4.15%[5]	4.29%	4.01%	4.21%	4.24%[5]	3.90%	3.83%

Supplemental Data
Net assets, end of period (000)	$7,896	$7,989	$10,805	$11,324	$12,736	$15,327	$15,642
Portfolio turnover	13%	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	59

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			Period November 1, 2007 to May 31, 2008	Year Ended October 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36
Net investment income[1]	0.20	0.41	0.39	0.37	0.23	0.39	0.37
Net realized and unrealized gain (loss)	0.31	0.02	0.54	(0.17)	(0.04)	(0.12)	0.13
Net increase from investment operations	0.51	0.43	0.93	0.20	0.19	0.27	0.50
Dividends and distributions from:
Net investment income	(0.20)	(0.41)	(0.39)	(0.37)	(0.23)	(0.38)	(0.37)
Net realized gain	—	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.20)	(0.41)	(0.39)	(0.37)	(0.23)	(0.38)	(0.58)
Net asset value, end of period	$10.83	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[2]
Based on net asset value	4.85%[3]	4.10%	9.46%	2.13%	1.85%[3]	2.69%	4.96%

Ratios to Average Net Assets[4]
Total expenses	0.69%[5]	0.72%	0.78%	0.85%	0.89%[5]	1.03%	1.16%
Total expenses after fees waived and paid indirectly	0.64%[5]	0.67%	0.72%	0.80%	0.84%[5]	0.98%	1.11%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.64%[5]	0.66%	0.72%	0.76%	0.75%[5]	0.75%	0.73%
Net investment income	3.75%[5]	3.86%	3.78%	3.80%	3.82%[5]	3.81%	3.61%

Supplemental Data
Net assets, end of period (000)	$193,723	$164,130	$129,811	$88,941	$114,012	$120,499	$99,678
Portfolio turnover	12%	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)				Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006
		Year Ended May 31,

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.50	$9.95	$10.13	$10.16	$10.27	$10.26
Net investment income[2]	0.19	0.38	0.37	0.34	0.22	0.36	0.02
Net realized and unrealized gain (loss)	0.32	0.01	0.54	(0.17)	(0.04)	(0.11)	0.02
Net increase from investment operations	0.51	0.39	0.91	0.17	0.18	0.25	0.04
Dividends from net investment income	(0.19)	(0.38)	(0.36)	(0.35)	(0.21)	(0.36)	(0.03)
Net asset value, end of period	$10.83	$10.51	$10.50	$9.95	$10.13	$10.16	$10.27

Total Investment Return[3]
Based on net asset value	4.83%[4]	3.75%	9.31%	1.79%	1.82%[4]	2.43%	0.36%[4]

Ratios to Average Net Assets[5]
Total expenses	0.93%[6]	0.96%	1.01%	1.11%	1.11%[6]	1.28%	1.39%
Total expenses after fees waived and paid indirectly	0.88%[6]	0.91%	0.96%	1.05%	1.06%[6]	1.23%	1.34%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.88%[6]	0.90%	0.96%	1.01%	0.97%[6]	1.01%	0.97%
Net investment income	3.52%[6]	3.63%	3.54%	3.56%	3.60%	3.54%	3.08%

Supplemental Data
Net assets, end of period (000)	$95,152	$67,194	$42,294	$11,563	$5,585	$2,786	$160
Portfolio turnover	12%	30%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	61

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1
	Six Months Ended November 30, 2011 (Unaudited)				Period November 1, 2007 to May 31, 2008
		Year Ended May 31,				Year Ended October 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.50	$9.96	$10.13	$10.16	$10.28	$10.35
Net investment income[1]	0.19	0.39	0.38	0.36	0.22	0.38	0.35
Net realized and unrealized gain (loss)	0.32	0.01	0.54	(0.17)	(0.03)	(0.13)	0.15
Net increase from investment operations	0.51	0.40	0.92	0.19	0.19	0.25	0.50
Dividends and distributions from:
Net investment income	(0.19)	(0.39)	(0.38)	(0.36)	(0.22)	(0.37)	(0.36)
Net realized gain	—	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.19)	(0.39)	(0.38)	(0.36)	(0.22)	(0.37)	(0.57)
Net asset value, end of period	$10.83	$10.51	$10.50	$9.96	$10.13	$10.16	$10.28

Total Investment Return[2]
Based on net asset value	4.89%[3]	3.89%	9.35%	2.04%	1.89%[3]	2.49%	4.96%

Ratios to Average Net Assets[4]
Total expenses	0.81%[5]	0.82%	0.88%	0.95%	0.99%[5]	1.12%	1.25%
Total expenses after fees waived and paid indirectly	0.75%[5]	0.77%	0.82%	0.89%	0.94%[5]	1.07%	1.20%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.75%[5]	0.77%	0.82%	0.85%	0.85%[5]	0.84%	0.83%
Net investment income	3.63%[5]	3.75%	3.68%	3.71%	3.71%[5]	3.71%	3.50%

Supplemental Data
Net assets, end of period (000)	$44,961	$44,952	$48,372	$50,184	$56,928	$60,208	$71,327
Portfolio turnover	12%	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)				Period November 1, 2007 to May 31, 2008
		Year Ended May 31,				Year Ended October 31,

		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36
Net investment income[1]	0.18	0.37	0.35	0.34	0.21	0.36	0.34
Net realized and unrealized gain (loss)	0.31	0.02	0.54	(0.17)	(0.04)	(0.12)	0.15
Net increase from investment operations	0.49	0.39	0.89	0.17	0.17	0.24	0.49
Dividends and distributions from:
Net investment income	(0.18)	(0.37)	(0.35)	(0.34)	(0.21)	(0.35)	(0.36)
Net realized gain	—	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.18)	(0.37)	(0.35)	(0.34)	(0.21)	(0.35)	(0.57)
Net asset value, end of period	$10.83	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[2]
Based on net asset value	4.66%[3]	3.74%	9.10%	1.81%	1.66%[3]	2.36%	4.64%

Ratios to Average Net Assets[4]
Total expenses	1.07%[5]	1.06%	1.11%	1.16%	1.20%[5]	1.34%	1.47%
Total expenses after fees waived and paid indirectly	1.01%[5]	1.01%	1.05%	1.11%	1.15%[5]	1.29%	1.42%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.01%[5]	1.01%	1.05%	1.07%	1.06%[5]	1.06%	1.05%
Net investment income	3.37%[5]	3.50%	3.45%	3.50%	3.50%[5]	3.50%	3.30%

Supplemental Data
Net assets, end of period (000)	$1,917	$2,293	$3,508	$3,970	$6,186	$6,920	$9,760
Portfolio turnover	12%	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	63

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)				Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006
		Year Ended May 31,

		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28	$10.26
Net investment income[2]	0.15	0.30	0.28	0.27	0.17	0.28	0.01
Net realized and unrealized gain (loss)	0.30	0.02	0.54	(0.17)	(0.04)	(0.11)	0.03
Net increase from investment operations	0.45	0.32	0.82	0.10	0.13	0.17	0.04
Dividends from net investment income	(0.14)	(0.30)	(0.28)	(0.27)	(0.17)	(0.28)	(0.02)
Net asset value, end of period	$10.83	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[3]
Based on net asset value	4.33%[4]	3.06%	8.38%	1.13%	1.27%[4]	1.67%	0.40%[4]

Ratios to Average Net Assets[5]
Total expenses	1.70%[6]	1.72%	1.77%	1.87%	1.88%[6]	2.03%	2.14%[6]
Total expenses after fees waived and paid indirectly	1.64%[6]	1.67%	1.72%	1.82%	1.83%[6]	1.98%	2.09%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.64%[6]	1.67%	1.72%	1.77%	1.75%[6]	1.75%	1.73%[6]
Net investment income	2.75%[6]	2.86%	2.78%	2.82%	2.82%[6]	2.79%	2.36%[6]

Supplemental Data
Net assets, end of period (000)	$54,248	$37,243	$31,006	$15,233	$4,341	$2,074	$207
Portfolio turnover	12%	30%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each a “Trust” or collectively, the “Trusts”) are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	65

Notes to Financial Statements (continued)

rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended November 30, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund in exchange for TOB trust certificates. The Funds typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At November 30, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BlackRock California Municipal Bond Fund	$125,757,986	$61,467,530	0.14% – 0.24%
BlackRock New Jersey Municipal Bond Fund	$6,472,683	$3,150,000	N/A1
BlackRock Pennsylvania Municipal Bond Fund	$145,711,134	$72,767,135	0.14% – 0.34%
BlackRock Intermediate Municipal Fund	$15,149,554	$6,585,000	0.14% – 0.18%

[1]	Transaction did not settle until December 15, 2011.

For the six months ended November 30, 2011, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BlackRock California Municipal Bond Fund	$59,959,333	0.55%
BlackRock Pennsylvania Municipal Bond Fund	$69,069,786	0.55%
BlackRock Intermediate Municipal Fund	$1,065,273	0.55%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ NAVs per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

66	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2011
	Net Realized Loss From
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$(847,301)	$(454,343)	$(2,506,972)	$(1,372,924)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	67

Notes to Financial Statements (continued)

As of November 30, 2011, there were no financial futures contracts outstanding.

	Net Change in Unrealized Appreciation/Depreciation on
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts:
Financial futures contracts	$491,441	$18,998	$851,241	$838,664

For the six months ended November 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Financial futures contracts:
Average number of contracts purchased	100	32	—	70
Average number of contracts sold	—	—	75	—
Average notional value of contracts purchased	$12,700,268	$4,216,984	—	$8,916,816
Average notional value of contracts sold	—	—	$9,752,344	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

First $500 million	0.55%
$500 million – $1 billion	0.525%
Greater than $1 billion	0.50%

Prior to June 1, 2011, BlackRock Intermediate Municipal Fund paid the Manager a monthly fee at an annual rate of 0.55% of the average daily value of its net assets.

Effective June 1, 2011, BlackRock Intermediate Municipal Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

First $1 billion	0.55%
$1 billion – $3 billion	0.52%
$3 billion – $5 billion	0.50%
$5 billion – $10 billion	0.48%
Greater than $10 billion	0.47%

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2012. For the six months ended November 30, 2011, the Manager waived $86,353, which is included in fees waived by advisor in the Statements of Operations.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive and/or reimburse fees and/or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. These voluntary waivers and/or reimbursements may be

68	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

reduced or discontinued at any time without notice. The expense limitations as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Class C1	1.23%	1.26%

As a result, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$13,588	$201,568
Service	$6,314	$1,194
Investor A	$6,529	$7,387
Investor A1	$8,721	$5,348
Investor B	$652	$307
Investor B1	$1,496	$1,003
Investor C	$2,704	$448
Investor C1	$1,840	$610

The Manager may, in its discretion, reimburse additional amounts. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Manager reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$90,613	$147,681

In addition, for BlackRock New Jersey Municipal Bond Fund, the Manager waived $47,630, which is included in fees waived by the advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended November 30, 2011, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$5,042
BlackRock New Jersey Municipal Bond Fund	$3,071
BlackRock Pennsylvania Municipal Bond Fund	$6,955
BlackRock Intermediate Municipal Fund	$3,229

For the six months ended November 30, 2011, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$1,865
BlackRock New Jersey Municipal Bond Fund	$686
BlackRock Pennsylvania Municipal Bond Fund	$1,104
BlackRock Intermediate Municipal Fund	$1,656

The Funds entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—

	Distribution Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	69

Notes to Financial Statements (continued)

For the six months ended November 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$10,232	$3,954	$7,205	$10,492

For the six months ended November 30, 2011, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	$91	$489	$117	$56
Investor C	$590	$448	$629	$7,543

Furthermore, for the six months ended November 30, 2011, affiliates received CDSC relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

BlackRock Intermediate Municipal Fund
Investor A	$17,124

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2011, the Funds paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statements of Operations:

BlackRock New Jersey Municipal Fund	$87,914
BlackRock Pennsylvania Municipal Fund	$346,211

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2011, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Institutional	$216	$250	$703	$288
Service	—	$232	$17	—
Investor A	$312	$212	$294	$384
Investor A1	$1,032	$230	$179	$258
Investor B	$96	$25	$13	$18
Investor B1	—	$34	$31	—
Investor C	$192	$119	$121	$276
Investor C1	$126	$65	$40	—

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2011, were as follows:

	Purchases	Sales
BlackRock California Municipal Bond Fund	$103,835,547	$92,716,248
BlackRock New Jersey Municipal Bond Fund	$20,084,153	$15,137,202
BlackRock Pennsylvania Municipal Bond Fund	$70,493,843	$91,057,687
BlackRock Intermediate Municipal Fund	$100,310,244	$40,494,821

5. Capital Loss Carryforwards:

As of May 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
2012	—	$724,595	$10,121,753	—
2014	—	127,616	—	—
2017	—	1,037,279	9,367,197	$127,274
2018	$2,764,411	260,363	6,928,880	558,659
2019	—	243,757	720,781	—
Total	$2,764,411	$2,393,610	$27,138,611	$685,933

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after May 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

70	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

6. Borrowings:

The Trusts, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended November 30, 2011.

7. Concentration, Market and Credit Risk:

Each Fund, except BlackRock Intermediate Municipal Fund, invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with coun-terparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of November 30, 2011, BlackRock California Municipal Bond Fund invested a significant portion of its assets in the Utilities and County/City/ Special District/School District sectors, BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in the State sector, BlackRock Pennsylvania Municipal Bond Fund invested a significant portion of its assets in the Health sector, and BlackRock Intermediate Municipal Fund invested a significant portion of its assets in the Health sector. Changes in economic conditions affecting these sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

BlackRock California Municipal Bond Fund	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,456,749	$16,802,930	4,640,452	$53,289,647
Shares issued to shareholders in reinvestment of dividends	139,016	1,597,666	239,625	2,689,287
Shares redeemed	(914,543)	(10,466,759)	(2,145,921)	(23,616,684)
Net increase	681,222	$7,933,837	2,734,156	$32,362,250

Investor A
Shares sold	1,315,674	$15,215,556	2,676,285	$30,203,284
Shares issued to shareholders in reinvestment of dividends	83,296	957,013	132,137	1,479,912
Shares redeemed	(401,558)	(4,606,493)	(1,944,034)	(21,272,041)
Net increase	997,412	$11,566,076	864,388	$10,411,155

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	71

Notes to Financial Statements (continued)

BlackRock California Municipal Bond Fund (concluded)	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor A1
Shares sold	161,333	$1,842,350	427,535	$4,779,307
Shares issued to shareholders in reinvestment of dividends	196,678	2,259,999	392,747	4,423,347
Shares redeemed	(619,634)	(7,131,817)	(1,950,583)	(21,618,624)
Net decrease	(261,623)	$(3,029,468)	(1,130,301)	$(12,415,970)

Investor B
Shares sold	3,177	$36,882	6,055	$65,766
Shares issued to shareholders in reinvestment of dividends	9,144	105,033	26,734	302,139
Shares redeemed	(285,051)	(3,260,694)	(726,322)	(8,107,260)
Net decrease	(272,730)	$(3,118,779)	(693,533)	$(7,739,355)

Investor C
Shares sold	929,338	$10,731,438	943,584	$10,813,032
Shares issued to shareholders in reinvestment of dividends	42,830	492,677	79,286	892,440
Shares redeemed	(196,169)	(2,248,501)	(868,904)	(9,523,848)
Net increase	775,999	$8,975,614	153,966	$2,181,624

Investor C1
Shares sold	24	$285	135	$1,539
Shares issued to shareholders in reinvestment of dividends	22,836	262,288	50,308	567,235
Shares redeemed	(156,062)	(1,790,459)	(360,180)	(3,963,462)
Net decrease	(133,202)	$(1,527,886)	(309,737)	$(3,394,688)

BlackRock New Jersey Municipal Bond Fund
Institutional
Shares sold	466,267	$4,840,200	945,997	$9,725,906
Shares issued to shareholders in reinvestment of dividends	42,500	443,069	87,241	894,337
Shares redeemed	(1,002,487)	(10,382,962)	(4,935,459)	(50,565,487)
Net decrease	(493,720)	$(5,099,693)	(3,902,221)	$(39,945,244)

Service
Shares sold	40,339	$418,187	303,422	$3,088,669
Shares issued to shareholders in reinvestment of dividends	17,931	186,918	34,755	355,140
Shares redeemed	(143,414)	(1,506,814)	(86,668)	(878,380)
Net increase (decrease)	(85,144)	$(901,709)	251,509	$2,565,429

Investor A
Shares sold	559,405	$5,848,987	1,216,104	$12,636,746
Shares issued to shareholders in reinvestment of dividends	45,078	470,575	80,260	822,597
Shares redeemed	(195,622)	(2,022,280)	(1,203,612)	(12,194,846)
Net increase	408,861	$4,297,282	92,752	$1,264,497

Investor A1
Shares sold	54,421	$564,217	101,403	$1,020,885
Shares issued to shareholders in reinvestment of dividends	41,153	429,482	87,537	898,349
Shares redeemed	(121,764)	(1,265,444)	(451,841)	(4,587,084)
Net decrease	(26,190)	$(271,745)	(262,901)	$(2,667,850)

72	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

BlackRock New Jersey Municipal Bond Fund (concluded)	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor B
Shares sold	200	$2,114	2,603	$27,078
Shares issued to shareholders in reinvestment of dividends	383	3,983	2,692	27,879
Shares redeemed	(18,106)	(188,896)	(160,533)	(1,656,532)
Net decrease	(17,523)	$(182,799)	(155,238)	$(1,601,575)

Investor B1
Shares sold	2	$21	85	$857
Shares issued to shareholders in reinvestment of dividends	3,516	36,634	9,593	98,707
Shares redeemed	(73,028)	(757,597)	(223,357)	(2,265,623)
Net decrease	(69,510)	$(720,942)	(213,679)	$(2,166,059)

Investor C
Shares sold	141,164	$1,475,447	338,362	$3,524,226
Shares issued to shareholders in reinvestment of dividends	24,771	258,160	50,742	519,097
Shares redeemed	(131,643)	(1,366,267)	(454,847)	(4,584,243)
Net increase (decrease)	34,292	$367,340	(65,743)	$(540,920)

Investor C1
Shares sold	69	$700	308	$3,068
Shares issued to shareholders in reinvestment of dividends	16,052	167,157	38,215	391,702
Shares redeemed	(263,494)	(2,800,089)	(195,983)	(1,997,276)
Net decrease	(247,373)	$(2,632,232)	(157,460)	$(1,602,506)

BlackRock Pennsylvania Municipal Bond Fund
Institutional
Shares sold	1,157,128	$12,589,022	4,329,061	$45,959,949
Shares issued to shareholders in reinvestment of dividends	63,607	691,620	138,435	1,472,771
Shares redeemed	(2,907,596)	(31,605,832)	(8,742,561)	(91,586,303)
Net decrease	(1,686,861)	$(18,325,190)	(4,275,065)	$(44,153,583)

Service
Shares sold	36,393	$397,674	154,047	$1,623,549
Shares issued to shareholders in reinvestment of dividends	4,056	44,094	5,041	53,112
Shares redeemed	(46,060)	(508,998)	(28,939)	(300,951)
Net increase (decrease)	(5,611)	$(67,230)	130,149	$1,375,710

Investor A
Shares sold	451,476	$4,925,053	494,773	$5,311,209
Shares issued to shareholders in reinvestment of dividends	53,378	581,229	121,027	1,289,121
Shares redeemed	(262,248)	(2,841,702)	(684,845)	(7,192,913)
Net increase (decrease)	242,606	$2,664,580	(69,045)	$(592,583)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	73

Notes to Financial Statements (continued)

BlackRock Pennsylvania Municipal Bond Fund (concluded)	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Investor A1
Shares sold	73,805	$802,937	106,601	$1,133,469
Shares issued to shareholders in reinvestment of dividends	22,680	246,819	48,775	519,972
Shares redeemed	(76,354)	(834,192)	(278,187)	(2,933,184)
Net increase (decrease)	20,131	$215,564	(122,811)	$(1,279,743)

Investor B
Shares sold	206	$2,195	3,274	$35,526
Shares issued to shareholders in reinvestment of dividends	350	3,809	1,336	14,332
Shares redeemed	(2,447)	(26,631)	(43,597)	(464,348)
Net decrease	(1,891)	$(20,627)	(38,987)	$(414,490)

Investor B1
Shares sold	7	$83	13	$137
Shares issued to shareholders in reinvestment of dividends	3,371	36,631	9,600	102,530
Shares redeemed	(100,795)	(1,094,482)	(173,213)	(1,838,014)
Net decrease	(97,417)	$(1,057,768)	(163,600)	$(1,735,347)

Investor C
Shares sold	254,235	$2,777,203	392,118	$4,228,550
Shares issued to shareholders in reinvestment of dividends	23,613	256,990	50,049	533,092
Shares redeemed	(160,906)	(1,752,198)	(460,243)	(4,793,165)
Net increase (decrease)	116,942	$1,281,995	(18,076)	$(31,523)

Investor C1
Shares sold	1	$17	77	$825
Shares issued to shareholders in reinvestment of dividends	10,142	110,275	24,244	258,810
Shares redeemed	(40,426)	(438,967)	(260,829)	(2,744,265)
Net decrease	(30,283)	$(328,675)	(236,508)	$(2,484,630)

74	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Notes to Financial Statements (concluded)

BlackRock Intermediate Municipal Fund	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,972,231	$53,451,565	8,712,999	$90,937,513
Shares issued to shareholders in reinvestment of dividends	90,306	969,339	148,619	1,558,497
Shares redeemed	(2,784,736)	(29,926,035)	(5,615,107)	(58,302,801)
Net increase	2,277,801	$24,494,869	3,246,511	$34,193,209

Investor A
Shares sold	3,315,257	$35,551,072	4,372,190	$45,902,423
Shares issued to shareholders in reinvestment of dividends	100,885	1,082,541	156,729	1,640,337
Shares redeemed	(1,020,373)	(10,937,919)	(2,165,457)	(22,414,402)
Net increase	2,395,769	$25,695,694	2,363,462	$25,128,358

Investor A1
Shares sold	20,395	$218,765	81,829	$851,600
Shares issued to shareholders in reinvestment of dividends	48,998	525,402	105,453	1,105,851
Shares redeemed	(193,002)	(2,062,804)	(518,868)	(5,380,446)
Net decrease	(123,609)	$(1,318,637)	(331,586)	$(3,422,995)

Investor B
Shares sold	9,447	$101,255	27,448	$291,904
Shares issued to shareholders in reinvestment of dividends	1,663	17,834	5,045	52,958
Shares redeemed	(52,185)	(558,818)	(148,463)	(1,547,279)
Net decrease	(41,075)	$(439,729)	(115,970)	$(1,202,417)

Investor C
Shares sold	1,926,294	$20,702,878	1,753,849	$18,459,512
Shares issued to shareholders in reinvestment of dividends	41,964	450,521	70,822	742,720
Shares redeemed	(501,188)	(5,374,963)	(1,235,696)	(12,827,264)
Net increase	1,467,070	$15,778,436	588,975	$6,374,968

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	75

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee
Fred G. Weiss, Vice Chairman of the Board and Trustee
Paul L. Audet, President and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Honorable Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
John M. Perlowski, Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians

State Street Bank and Trust Company1
Boston, MA 02110

The Bank of New York Mellon2
New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02110

Distributor

BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds

100 Bellevue Parkway
Wilmington, DE 19809

[1]	For all Funds except BlackRock California Municipal Bond Fund.
[2]	For BlackRock California Municipal Bond Fund.

Effective September 13, 2011, Richard S. Davis resigned as President and Trustee of the Trusts, and Paul L. Audet became President and Trustee of the Trusts.

76	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address.This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	77

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices.You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

78	SEMI-ANNUAL REPORT	NOVEMBER 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2011	79

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-11/11-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: February 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: February 3, 2012